                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                 Investment Company Act file number 811-21261
                                                    ------------------------

                                 Rydex ETF Trust
           ----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
           ----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Carl G. Verboncoeur
                                 Rydex ETF Trust
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
           ----------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-301-296-5100
                                                           ------------------

                    Date of fiscal year end: October 31, 2005
                                             -----------------

                   Date of reporting period: October 31, 2005
                                             -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

[Insert a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).]

[GRAPHIC]


                                                                OCTOBER 31, 2005

                                                                 RYDEX ETF TRUST
                                                                   ANNUAL REPORT

                                                        RYDEX RUSSELL TOP 50 ETF

                                                      RYDEX S&P EQUAL WEIGHT ETF



                                                         [RYDEXINVESTMENTS LOGO]
                                                ESSENTIAL FOR MODERN MARKETS(TM)

                                                                 ANNUAL REPORT 1

   TABLE OF CONTENTS
--------------------------------------------------------------------------------

   LETTER FROM THE CEO.........................................     2

   MANAGER'S ANALYSIS..........................................     4

   FEES & EXPENSES.............................................     8

   PORTFOLIO SUMMARY...........................................     9

   SCHEDULE OF INVESTMENTS.....................................    11

   STATEMENTS OF ASSETS AND LIABILITIES........................    29

   STATEMENTS OF OPERATIONS....................................    30

   STATEMENTS OF CHANGES IN NET ASSETS.........................    31

   FINANCIAL HIGHLIGHTS........................................    32

   NOTES TO FINANCIAL STATEMENTS...............................    34

   INDEPENDENT REGISTERED PUBLIC
   ACCOUNTING FIRM'S REPORT....................................    40

   SUPPLEMENTAL INFORMATION....................................    41

--------------------------------------------------------------------------------

DEAR SHAREHOLDER,

The year ended October 31, 2005 was a tumultuous one for the economy and the financial markets. Investors, consumers and businesses alike were rocked by the twin hurricanes of Katrina and Rita and the unprecedented rise in energy prices. Energy prices -- particularly for refined products such as gas, diesel, jet fuel and heating oil -- skyrocketed, causing consumer confidence to plummet and raising the prospect of a pullback in consumer spending. Typically, developments like these would have a downward effect on equity prices and interest rates, but that wasn't the case as stocks rallied and interest rates rose modestly.

Surprisingly, U.S. equity markets navigated the storms remarkably well. The Dow Jones Industrial Average rose 6.4%, the S&P 500 rose 8.7% and the S&P Equal Weight Index gained 12.7%.

Two factors drove stock prices higher. The first is that earnings growth remained strong, increasing at a double-digit pace during the period. Investors also looked beyond the immediate impact of the hurricanes to the anticipated kick to economic growth as reconstruction efforts get underway.

As one might expect, energy stocks led the market higher. In fact, the meteoric rise in energy stocks is responsible for much of the positive performance in the broader market averages. Energy prices were well on their way up prior to the arrival of Katrina as the price of a barrel of crude oil rose from $49.69 in late May to a high of $69.74 by the end of August. While the Gulf storms exacerbated this rise, the year-long increase in energy prices was attributable to the rapid growth in the powerhouse economies of China and India. China in particular continues to import commodities of all kinds at a voracious rate.

Clearly, energy stocks were the big winners as the cap weighted S&P Energy Index rose nearly 34% and the companion equal weight sector rose 55%. Utility stocks also fared well as the S&P Utility Index shot up 24% in anticipation of a substantial rise in home heating costs while the equal weight utility sector rose 21%. On the flip side, health care stocks, which tend to be perceived as defensive in nature, fared well as the S&P Health Care Index gained 10% while its equal weight counterpart climbed 22%. Health care stocks were perceived as a safe haven should economic growth stall in the wake of the devastation left by Katrina and Rita.

Despite the uncertainty, the Federal Reserve remained vigilant against any signs of increasing inflation. The shock to the economy of the storms and the loss of much of the U.S.'s critical energy infrastructure led many to predict a pause in the Fed's rate hikes. This was not to be, as the Fed implemented a eight rate hikes during the year, bringing the Fed Funds target rate to 3.75%. Central bank policy drove longer rates higher during this 12-month period, with the yield on the benchmark 10-Year Treasury Note rising half a percent to 4.55%.

--------------------------------------------------------------------------------

                                       3                       ANNUAL REPORT

With all of the crosscurrents in the economy and the financial markets, stock price behavior is likely to remain choppy and erratic. Investment strategies that do not depend on highly directional markets will likely fare well as we move through the remainder of 2005 and into 2006.

We appreciate the trust you have placed in our firm by investing with us.

Sincerely,

/s/ CARL G. VERBONCOEUR

Carl G. Verboncoeur
Chief Executive Officer
Rydex Investments

All sources: Rydex Investments and Bloomberg

RYDEX RUSSELL TOP 50 ETF
MANAGER'S ANALYSIS
--------------------------------------------------------------------------------
Since inception in May, large-cap stocks significantly underperformed small-cap stocks. During this period, the Russell 2000 Index was up 9.25% versus the Russell Top 50, which increased only 0.43%.

          CUMULATIVE FUND PERFORMANCE: MAY 4, 2005 - OCTOBER 31, 2005

[LINE GRAPH]

                                                                         RUSSELL TOP 50 TOTAL RETURN
DATE                                         RYDEX RUSSELL TOP 50 ETF               INDEX              S&P 100 TOTAL RETURN INDEX
----                                         ------------------------    ---------------------------   --------------------------
5/4/2005                                             10000.00                      10000.00                     10000.00
                                                      9976.00                       9976.00                      9972.00
                                                      9952.00                       9953.00                      9958.00
                                                     10010.00                      10010.00                     10014.00
                                                      9905.00                       9905.00                      9905.00
                                                      9954.00                       9954.00                      9941.00
                                                      9870.00                       9870.00                      9853.00
                                                      9846.00                       9846.00                      9824.00
                                                      9933.00                       9934.00                      9911.00
                                                      9990.00                       9991.00                      9968.00
5/18/2005                                            10078.00                      10079.00                     10067.00
                                                     10132.00                      10133.00                     10117.00
                                                     10115.00                      10117.00                     10107.00
                                                     10151.00                      10152.00                     10138.00
                                                     10163.00                      10165.00                     10141.00
                                                     10145.00                      10146.00                     10113.00
                                                     10200.00                      10202.00                     10167.00
                                                     10204.00                      10206.00                     10165.00
                                                     10117.00                      10118.00                     10088.00
6/1/2005                                             10213.00                      10215.00                     10179.00
                                                     10222.00                      10224.00                     10186.00
                                                     10130.00                      10132.00                     10105.00
                                                     10133.00                      10135.00                     10110.00
                                                     10130.00                      10132.00                     10118.00
                                                     10107.00                      10109.00                     10099.00
                                                     10152.00                      10155.00                     10137.00
                                                     10127.00                      10129.00                     10125.00
                                                     10142.00                      10144.00                     10143.00
                                                     10151.00                      10153.00                     10156.00
6/15/2005                                            10173.00                      10176.00                     10180.00
                                                     10204.00                      10207.00                     10202.00
                                                     10248.00                      10251.00                     10237.00
                                                     10242.00                      10246.00                     10229.00
                                                     10223.00                      10226.00                     10213.00
                                                     10211.00                      10214.00                     10213.00
                                                     10092.00                      10095.00                     10101.00
                                                     10014.00                      10017.00                     10018.00
                                                     10009.00                      10012.00                     10010.00
                                                     10088.00                      10091.00                     10093.00
6/29/2005                                            10078.00                      10081.00                     10092.00
                                                      9963.00                       9966.00                      9989.00
                                                      9984.00                       9987.00                     10006.00
                                                     10064.00                      10067.00                     10086.00
                                                      9979.00                       9982.00                     10005.00
                                                      9992.00                       9995.00                     10014.00
                                                     10115.00                      10118.00                     10146.00
                                                     10158.00                      10161.00                     10202.00
                                                     10183.00                      10186.00                     10222.00
7/13/2005                                            10204.00                      10208.00                     10245.00
                                                     10251.00                      10255.00                     10299.00
                                                     10260.00                      10264.00                     10309.00
                                                     10172.00                      10176.00                     10228.00
                                                     10224.00                      10228.00                     10287.00
                                                     10261.00                      10266.00                     10327.00
                                                     10202.00                      10207.00                     10255.00
                                                     10224.00                      10228.00                     10291.00
                                                     10186.00                      10191.00                     10250.00
                                                     10194.00                      10199.00                     10258.00
7/27/2005                                            10239.00                      10244.00                     10303.00
                                                     10283.00                      10288.00                     10351.00
                                                     10185.00                      10189.00                     10263.00
                                                     10203.00                      10207.00                     10271.00
                                                     10281.00                      10285.00                     10342.00
                                                     10290.00                      10295.00                     10353.00
                                                     10225.00                      10230.00                     10281.00
                                                     10172.00                      10177.00                     10226.00
                                                     10146.00                      10151.00                     10199.00
                                                     10217.00                      10222.00                     10277.00
8/10/2005                                            10185.00                      10190.00                     10248.00
                                                     10256.00                      10261.00                     10324.00
                                                     10190.00                      10195.00                     10240.00
                                                     10210.00                      10214.00                     10267.00
                                                     10113.00                      10118.00                     10164.00
                                                     10125.00                      10129.00                     10184.00
                                                     10127.00                      10131.00                     10179.00
                                                     10119.00                      10124.00                     10174.00
                                                     10133.00                      10137.00                     10190.00
                                                     10091.00                      10096.00                     10152.00
8/24/2005                                            10011.00                      10016.00                     10072.00
                                                      9977.00                      10036.00                     10089.00
                                                      9976.00                       9980.00                     10033.00
                                                     10045.00                      10050.00                     10096.00
                                                     10018.00                      10023.00                     10059.00
                                                     10109.00                      10114.00                     10142.00
                                                     10120.00                      10125.00                     10141.00
                                                     10092.00                      10097.00                     10119.00
                                                     10219.00                      10225.00                     10254.00
9/7/2005                                             10247.00                      10254.00                     10282.00
                                                     10225.00                      10231.00                     10249.00
                                                     10294.00                      10301.00                     10317.00
                                                     10278.00                      10285.00                     10307.00
                                                     10199.00                      10205.00                     10239.00
                                                     10166.00                      10172.00                     10201.00
                                                     10181.00                      10188.00                     10217.00
                                                     10280.00                      10288.00                     10308.00
                                                     10234.00                      10241.00                     10249.00
                                                     10167.00                      10175.00                     10177.00
9/21/2005                                            10097.00                      10105.00                     10082.00
                                                     10126.00                      10133.00                     10123.00
                                                     10096.00                      10104.00                     10113.00
                                                     10090.00                      10098.00                     10109.00
                                                     10078.00                      10085.00                     10101.00
                                                     10087.00                      10095.00                     10121.00
                                                     10181.00                      10190.00                     10196.00
                                                     10163.00                      10171.00                     10196.00
                                                     10120.00                      10128.00                     10163.00
                                                     10035.00                      10042.00                     10073.00
10/5/2005                                             9923.00                       9930.00                      9948.00
                                                      9905.00                       9912.00                      9924.00
                                                      9926.00                       9933.00                      9954.00
                                                      9883.00                       9890.00                      9902.00
                                                      9884.00                       9891.00                      9889.00
                                                      9850.00                       9857.00                      9856.00
                                                      9856.00                       9863.00                      9856.00
                                                      9911.00                       9918.00                      9912.00
                                                      9922.00                       9929.00                      9931.00
                                                      9839.00                       9845.00                      9843.00
10/19/2005                                            9981.00                       9987.00                      9977.00
                                                      9816.00                       9822.00                      9817.00
                                                      9815.00                       9822.00                      9806.00
                                                      9963.00                       9970.00                      9964.00
                                                      9959.00                       9967.00                      9954.00
                                                      9924.00                       9932.00                      9912.00
                                                      9840.00                       9847.00                      9820.00
                                                      9997.00                      10005.00                      9986.00
10/31/2005                                           10035.00                      10043.00                     10027.00

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2005
-----------------------------------------------------------------------------
                                                              SINCE INCEPTION
                                                                   (05/04/05)
                                                              ---------------
RYDEX RUSSELL TOP 50 ETF...................................             0.36%
RUSSELL TOP 50 TOTAL RETURN INDEX..........................             0.43%
S&P 100 TOTAL RETURN INDEX.................................             0.27%

The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results. The Russell Top 50 Total Return Index and the S&P 100 Total Return Index are unmanaged stock indices and, unlike the Fund, have no management fees or other operating expense to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains.

--------------------------------------------------------------------------------

                                       5                       ANNUAL REPORT

TOP 10 HOLDINGS*
---------------------------------------
      COMPANY NAME          % OF TOTAL
---------------------------------------
GENERAL ELECTRIC CO.               6.91%
EXXON MOBIL CORP.                  6.79%
CITIGROUP INC.                     4.62%
MICROSOFT CORP.                    4.48%
JOHNSON & JOHNSON                  3.60%
PROCTER & GAMBLE CO.               3.52%
BANK OF AMERICA CORP.              3.41%
PFIZER INC.                        3.12%
ALTRIA GROUP INC.                  3.00%
INTEL CORP.                        2.89%
---------------------------------------

SECTOR ALLOCATION*

[PIE CHART]

                             CONSUMER       INFORMATION                                      CONSUMER
FINANCIALS                 DISCRETIONARY    TECHNOLOGY      HEALTH CARE     INDUSTRIALS       STAPLES         ENERGY
----------                 -------------    -----------     -----------     -----------      --------         ------
21.22                          6.82            18.48           16.79           9.92            12.60           10.97

                           TELECOMMUNICATION
                               SERVICES
                           -----------------

                                  3.20

* The Fund's holdings are expressed as a percentage of net assets and the sector allocation is expressed as a percentage of market value. These percentages may change over time.

RYDEX S&P EQUAL WEIGHT ETF
MANAGER'S ANALYSIS
--------------------------------------------------------------------------------
Over the one-year reporting period, broad-based performance continues to be strong as smaller companies helped drive outperformance versus the S&P 500. During this reporting period, Rydex S&P Equal Weight ETF (RSP) returned 12.29% versus the S&P 500's 8.72%. RSP has outperformed the cap-weighted index 22.45% versus 14.80% since inception April 24, 2003.

         CUMULATIVE FUND PERFORMANCE: APRIL 24, 2003 - OCTOBER 31, 2005

[LINE GRAPH]

                                                RYDEX S&P EQUAL WEIGHT      S&P EQUAL WEIGHT TOTAL
                                                          ETF                    RETURN INDEX          S&P 500 TOTAL RETURN INDEX
                                                ----------------------      ----------------------     --------------------------
4/24/03                                                  10000                       10000                       10000
                                                          9845                        9845                        9862
                                                         10041                       10041                       10039
                                                         10113                       10113                       10072
                                                         10113                       10114                       10063
                                                         10091                       10092                       10058
                                                         10280                       10282                       10210
                                                         10300                       10303                       10171
                                                         10397                       10399                       10257
                                                         10341                       10343                       10206
                                                         10240                       10242                       10104
                                                         10405                       10408                       10251
                                                         10566                       10569                       10380
                                                         10566                       10569                       10350
                                                         10565                       10568                       10320
                                                         10687                       10691                       10402
                                                         10723                       10727                       10377
                                                         10417                       10421                       10119
                                                         10402                       10406                       10108
                                                         10457                       10461                       10149
                                                         10582                       10586                       10242
                                                         10646                       10651                       10257
                                                         10878                       10884                       10458
                                                         10899                       10905                       10478
                                                         10882                       10888                       10440
                                                         11089                       11096                       10594
                                                         11146                       11152                       10631
                                                         11141                       11148                       10682
                                                         11363                       11371                       10846
                                                         11455                       11462                       10890
                                                         11410                       11418                       10864
                                                         11217                       11225                       10734
                                                         11309                       11317                       10832
                                                         11492                       11501                       10975
                                                         11522                       11531                       10987
                                                         11359                       11368                       10878
                                                         11593                       11602                       11122
                                                         11588                       11597                       11132
                                                         11576                       11586                       11116
                                                         11409                       11418                       10946
                                                         11390                       11399                       10957
                                                         11185                       11195                       10803
                                                         11199                       11209                       10823
                                                         11137                       11146                       10733
                                                         11260                       11269                       10853
                                                         11176                       11186                       10748
                                                         11168                       11179                       10729
                                                         11229                       11239                       10817
                                                         11374                       11384                       10943
                                                         11287                       11298                       10854
                                                         11504                       11515                       11060
                                                         11601                       11613                       11102
                                                         11573                       11585                       11041
                                                         11386                       11398                       10892
                                                         11474                       11486                       10997
                                                         11544                       11555                       11060
                                                         11471                       11496                       11022
                                                         11389                       11399                       10952
                                                         11232                       11241                       10817
                                                         11367                       11377                       10945
                                                         11218                       11228                       10785
                                                         11358                       11368                       10888
                                                         11361                       11372                       10893
7/24/03                                                  11313                       11323                       10816
                                                         11498                       11509                       11004
                                                         11503                       11515                       10981
                                                         11427                       11438                       10902
                                                         11387                       11398                       10884
                                                         11456                       11468                       10918
                                                         11368                       11380                       10806
                                                         11363                       11375                       10835
                                                         11163                       11174                       10645
                                                         11158                       11169                       10664
                                                         11225                       11236                       10742
                                                         11261                       11273                       10781
                                                         11311                       11323                       10816
                                                         11440                       11452                       10924
                                                         11422                       11434                       10859
                                                         11518                       11530                       10930
                                                         11517                       11531                       10934
                                                         11656                       11671                       11034
                                                         11737                       11751                       11063
                                                         11749                       11765                       11042
                                                         11843                       11859                       11075
                                                         11714                       11730                       10962
                                                         11692                       11708                       10969
                                                         11728                       11743                       11003
                                                         11767                       11784                       11005
                                                         11873                       11890                       11073
                                                         11959                       11976                       11130
                                                         12124                       12143                       11285
                                                         12153                       12174                       11336
                                                         12158                       12178                       11355
                                                         12086                       12105                       11283
                                                         12215                       12235                       11397
                                                         12100                       12119                       11303
                                                         11893                       11909                       11169
                                                         11969                       11988                       11233
                                                         12009                       12028                       11257
                                                         11966                       11986                       11215
                                                         12145                       12166                       11376
                                                         12113                       12133                       11339
                                                         12263                       12285                       11490
                                                         12250                       12272                       11454
                                                         12090                       12112                       11305
                                                         12170                       12193                       11373
                                                         11948                       11970                       11156
                                                         11834                       11857                       11091
                                                         11731                       11754                       11022
                                                         11847                       11871                       11130
                                                         11751                       11773                       11013
                                                         11988                       12012                       11260
                                                         12035                       12059                       11283
                                                         12191                       12215                       11390
                                                         12257                       12281                       11439
                                                         12312                       12341                       11494
                                                         12277                       12301                       11438
                                                         12356                       12381                       11493
                                                         12352                       12377                       11486
                                                         12463                       12488                       11567
                                                         12512                       12538                       11613
                                                         12466                       12491                       11585
                                                         12503                       12529                       11622
                                                         12352                       12378                       11503
                                                         12403                       12429                       11577
                                                         12418                       12444                       11577
                                                         12240                       12266                       11405
                                                         12247                       12273                       11443
10/24/03                                                 12208                       12235                       11389
                                                         12288                       12315                       11413
                                                         12469                       12496                       11587
                                                         12527                       12555                       11604
                                                         12541                       12570                       11594
                                                         12576                       12605                       11636
                                                         12697                       12725                       11728
                                                         12643                       12672                       11664
                                                         12645                       12673                       11650
                                                         12722                       12752                       11720
                                                         12708                       12737                       11669
                                                         12590                       12620                       11602
                                                         12577                       12607                       11596
                                                         12748                       12779                       11734
                                                         12770                       12801                       11732
                                                         12648                       12678                       11645
                                                         12525                       12556                       11570
                                                         12399                       12429                       11466
                                                         12472                       12502                       11559
                                                         12384                       12415                       11462
                                                         12442                       12473                       11480
                                                         12676                       12708                       11667
                                                         12748                       12781                       11688
                                                         12827                       12860                       11740
                                                         12842                       12875                       11738
                                                         13000                       13035                       11871
                                                         12950                       12984                       11832
                                                         12928                       12962                       11814
                                                         12953                       12988                       11870
                                                         12843                       12877                       11779
                                                         12933                       12969                       11867
                                                         12811                       12846                       11765
                                                         12747                       12782                       11755
                                                         12941                       12977                       11891
                                                         12987                       13023                       11924
                                                         12883                       12918                       11857
                                                         12937                       12974                       11935
                                                         12972                       13009                       11952
                                                         13168                       13206                       12094
                                                         13166                       13205                       12089
                                                         13247                       13286                       12137
                                                         13307                       13346                       12171
                                                         13285                       13324                       12149
                                                         13314                       13354                       12169
                                                         13483                       13524                       12325
                                                         13494                       13535                       12328
                                                         13502                       13543                       12353
                                                         13449                       13491                       12316
                                                         13618                       13660                       12469
                                                         13642                       13684                       12486
                                                         13665                       13707                       12518
                                                         13766                       13809                       12581
                                                         13684                       13727                       12469
                                                         13753                       13796                       12529
                                                         13685                       13729                       12463
                                                         13816                       13859                       12567
                                                         13846                       13891                       12584
                                                         13977                       14022                       12670
                                                         14011                       14057                       12659
                                                         14085                       14131                       12758
                                                         14012                       14058                       12717
1/23/04                                                  13978                       14024                       12691
                                                         14106                       14148                       12844
                                                         13987                       14033                       12719
                                                         13801                       13847                       12548
                                                         13812                       13858                       12613
                                                         13825                       13872                       12580
                                                         13852                       13900                       12626
                                                         13854                       13902                       12635
                                                         13694                       13741                       12531
                                                         13737                       13784                       12555
                                                         13955                       14004                       12713
                                                         13952                       14001                       12682
                                                         14032                       14081                       12746
                                                         14198                       14248                       12887
                                                         14147                       14197                       12825
                                                         14047                       14097                       12756
                                                         14210                       14260                       12887
                                                         14159                       14210                       12825
                                                         14084                       14135                       12773
                                                         14013                       14064                       12740
                                                         13918                       13969                       12706
                                                         13886                       13938                       12684
                                                         13972                       14024                       12737
                                                         14035                       14087                       12755
                                                         14099                       14151                       12755
                                                         14269                       14323                       12878
                                                         14200                       14253                       12802
                                                         14218                       14271                       12827
                                                         14276                       14330                       12870
                                                         14312                       14368                       12893
                                                         14175                       14228                       12786
                                                         14052                       14106                       12712
                                                         13821                       13873                       12527
                                                         13617                       13668                       12340
                                                         13825                       13877                       12494
                                                         13599                       13651                       12315
                                                         13659                       13711                       12385
                                                         13869                       13923                       12531
                                                         13843                       13897                       12515
                                                         13722                       13777                       12376
                                                         13526                       13580                       12215
                                                         13516                       13570                       12199
                                                         13479                       13534                       12170
                                                         13723                       13779                       12369
                                                         13721                       13777                       12357
                                                         13905                       13961                       12520
                                                         13981                       14038                       12570
                                                         14004                       14061                       12563
                                                         14079                       14137                       12629
                                                         14226                       14285                       12738
                                                         14321                       14381                       12835
                                                         14296                       14355                       12812
                                                         14219                       14278                       12728
                                                         14201                       14261                       12714
                                                         14256                       14316                       12780
                                                         14030                       14090                       12605
                                                         13987                       14046                       12591
                                                         13976                       14036                       12599
                                                         14061                       14122                       12663
                                                         14068                       14129                       12677
                                                         13858                       13918                       12480
                                                         13951                       14034                       12547
                                                         14203                       14265                       12724
4/23/04                                                  14179                       14241                       12732
                                                         14096                       14158                       12675
                                                         14119                       14181                       12704
                                                         13907                       13968                       12531
                                                         13734                       13795                       12439
                                                         13647                       13707                       12365
                                                         13760                       13821                       12479
                                                         13793                       13855                       12502
                                                         13836                       13925                       12526
                                                         13706                       13773                       12443
                                                         13467                       13528                       12273
                                                         13283                       13342                       12144
                                                         13418                       13478                       12239
                                                         13423                       13484                       12264
                                                         13448                       13509                       12255
                                                         13440                       13502                       12248
                                                         13265                       13329                       12120
                                                         13387                       13449                       12203
                                                         13376                       13437                       12173
                                                         13352                       13414                       12179
                                                         13434                       13496                       12228
                                                         13510                       13573                       12249
                                                         13753                       13818                       12446
                                                         13797                       13862                       12469
                                                         13870                       13936                       12542
                                                         13897                       13963                       12535
                                                         13900                       13967                       12541
                                                         13943                       14010                       12587
                                                         13805                       13872                       12494
                                                         13892                       13959                       12560
                                                         14135                       14204                       12761
                                                         14156                       14226                       12782
                                                         13993                       14062                       12661
                                                         14056                       14126                       12719
                                                         13888                       13957                       12598
                                                         14013                       14083                       12673
                                                         14035                       14105                       12691
                                                         14021                       14091                       12674
                                                         14057                       14127                       12707
                                                         14016                       14087                       12654
                                                         14114                       14185                       12701
                                                         14270                       14342                       12809
                                                         14231                       14303                       12773
                                                         14248                       14322                       12704
                                                         14193                       14266                       12694
                                                         14232                       14306                       12726
                                                         14321                       14395                       12779
                                                         14127                       14207                       12647
                                                         14080                       14153                       12608
                                                         13922                       13993                       12505
                                                         13953                       14025                       12532
                                                         13791                       13862                       12429
                                                         13846                       13919                       12471
                                                         13843                       13916                       12489
                                                         13847                       13921                       12498
                                                         13807                       13880                       12458
                                                         13803                       13876                       12404
                                                         13718                       13791                       12345
                                                         13718                       13791                       12339
                                                         13835                       13909                       12426
                                                         13617                       13689                       12262
                                                         13610                       13682                       12295
7/23/04                                                  13481                       13554                       12176
                                                         13405                       13477                       12152
                                                         13532                       13605                       12273
                                                         13533                       13605                       12282
                                                         13656                       13729                       12341
                                                         13687                       13761                       12356
                                                         13724                       13799                       12411
                                                         13593                       13667                       12333
                                                         13563                       13637                       12324
                                                         13338                       13411                       12123
                                                         13104                       13172                       11936
                                                         13135                       13199                       11950
                                                         13334                       13401                       12105
                                                         13273                       13338                       12076
                                                         13111                       13173                       11935
                                                         13110                       13172                       11954
                                                         13324                       13390                       12118
                                                         13367                       13435                       12145
                                                         13555                       13630                       12299
                                                         13495                       13570                       12255
                                                         13608                       13684                       12335
                                                         13565                       13640                       12306
                                                         13566                       13640                       12312
                                                         13680                       13756                       12411
                                                         13683                       13758                       12412
                                                         13714                       13788                       12444
                                                         13603                       13671                       12348
                                                         13666                       13732                       12406
                                                         13709                       13777                       12429
                                                         13821                       13945                       12568
                                                         13821                       13890                       12516
                                                         13925                       13998                       12602
                                                         13827                       13903                       12548
                                                         13886                       13959                       12572
                                                         13967                       14041                       12634
                                                         14025                       14099                       12659
                                                         14036                       14111                       12688
                                                         13932                       14006                       12598
                                                         14007                       14082                       12634
                                                         14063                       14139                       12691
                                                         14010                       14086                       12619
                                                         14116                       14193                       12699
                                                         13935                       14012                       12523
                                                         13883                       13959                       12467
                                                         13900                       13976                       12486
                                                         13793                       13868                       12412
                                                         13876                       13953                       12488
                                                         13938                       14016                       12543
                                                         14022                       14099                       12540
                                                         14243                       14323                       12731
                                                         14308                       14389                       12773
                                                         14278                       14358                       12766
                                                         14382                       14462                       12855
                                                         14237                       14317                       12728
                                                         14110                       14190                       12632
                                                         14119                       14200                       12657
                                                         14069                       14149                       12629
                                                         13958                       14037                       12538
                                                         13853                       13932                       12421
                                                         13924                       14004                       12476
                                                         13975                       14055                       12542
                                                         13831                       13910                       12420
                                                         13854                       13933                       12426
                                                         13962                       14043                       12459
10/22/04                                                 13852                       13932                       12338
                                                         13867                       13947                       12327
                                                         14076                       14158                       12511
                                                         14272                       14356                       12674
                                                         14293                       14377                       12701
                                                         14352                       14437                       12732
                                                         14373                       14459                       12735
                                                         14358                       14444                       12736
                                                         14522                       14609                       12881
                                                         14773                       14861                       13090
                                                         14859                       14949                       13141
                                                         14840                       14930                       13127
                                                         14847                       14937                       13123
                                                         14855                       14947                       13113
                                                         15007                       15098                       13232
                                                         15145                       15238                       13354
                                                         15154                       15253                       13351
                                                         15060                       15153                       13258
                                                         15169                       15262                       13333
                                                         15198                       15292                       13351
                                                         15019                       15112                       13202
                                                         15137                       15231                       13280
                                                         15145                       15239                       13277
                                                         15250                       15345                       13332
                                                         15283                       15379                       13344
                                                         15238                       15334                       13300
                                                         15181                       15277                       13247
                                                         15397                       15495                       13449
                                                         15350                       15449                       13438
                                                         15379                       15477                       13447
                                                         15369                       15468                       13437
                                                         15175                       15273                       13289
                                                         15218                       15316                       13357
                                                         15294                       15393                       13430
                                                         15305                       15405                       13416
                                                         15440                       15541                       13538
                                                         15526                       15628                       13591
                                                         15592                       15695                       13619
                                                         15521                       15623                       13591
                                                         15454                       15557                       13490
                                                         15442                       15545                       13495
                                                         15582                       15687                       13617
                                                         15634                       15738                       13668
                                                         15638                       15743                       13675
                                                         15561                       15666                       13616
                                                         15693                       15800                       13713
                                                         15717                       15824                       13714
                                                         15742                       15848                       13716
                                                         15732                       15839                       13697
                                                         15539                       15645                       13587
                                                         15303                       15407                       13430
                                                         15192                       15295                       13382
                                                         15233                       15337                       13432
                                                         15205                       15310                       13413
                                                         15251                       15356                       13459
                                                         15148                       15252                       13378
                                                         15217                       15322                       13433
                                                         15129                       15233                       13317
                                                         15247                       15353                       13397
                                                         15400                       15507                       13526
                                                         15262                       15368                       13399
                                                         15146                       15251                       13295
                                                         15049                       15154                       13210
1/24/05                                                  14966                       15071                       13163
                                                         14997                       15103                       13216
                                                         15101                       15207                       13280
                                                         15145                       15252                       13287
                                                         15090                       15198                       13252
                                                         15258                       15367                       13364
                                                         15365                       15475                       13456
                                                         15425                       15536                       13501
                                                         15395                       15505                       13467
                                                         15579                       15691                       13616
                                                         15551                       15663                       13602
                                                         15566                       15679                       13611
                                                         15399                       15509                       13498
                                                         15451                       15562                       13555
                                                         15608                       15719                       13652
                                                         15602                       15714                       13663
                                                         15663                       15776                       13709
                                                         15670                       15783                       13713
                                                         15535                       15647                       13605
                                                         15532                       15645                       13615
                                                         15293                       15404                       13418
                                                         15376                       15488                       13494
                                                         15517                       15630                       13605
                                                         15675                       15791                       13733
                                                         15579                       15694                       13645
                                                         15691                       15807                       13722
                                                         15675                       15791                       13723
                                                         15694                       15810                       13728
                                                         15853                       15971                       13860
                                                         15918                       16037                       13897
                                                         15821                       15940                       13832
                                                         15660                       15776                       13692
                                                         15669                       15786                       13718
                                                         15579                       15696                       13618
                                                         15698                       15817                       13695
                                                         15576                       15694                       13592
                                                         15425                       15541                       13483
                                                         15468                       15585                       13508
                                                         15443                       15559                       13501
                                                         15403                       15520                       13435
                                                         15266                       15382                       13298
                                                         15259                       15374                       13308
                                                         15269                       15385                       13295
                                                         15270                       15387                       13327
                                                         15127                       15239                       13229
                                                         15342                       15459                       13413
                                                         15374                       15491                       13404
                                                         15300                       15412                       13316
                                                         15322                       15435                       13354
                                                         15377                       15491                       13414
                                                         15414                       15529                       13448
                                                         15510                       15625                       13529
                                                         15378                       15493                       13416
                                                         15371                       15486                       13416
                                                         15453                       15568                       13491
                                                         15237                       15350                       13334
                                                         15033                       15145                       13201
                                                         14728                       14837                       12980
                                                         14790                       14900                       13018
                                                         14927                       15039                       13096
                                                         14719                       14829                       12923
                                                         15012                       15125                       13178
4/22/05                                                  14881                       14993                       13090
                                                         15025                       15139                       13203
                                                         14874                       14986                       13085
                                                         14916                       15030                       13140
                                                         14734                       14845                       12994
                                                         14899                       15012                       13149
                                                         14969                       15083                       13210
                                                         14965                       15079                       13198
                                                         15184                       15301                       13366
                                                         15129                       15246                       13332
                                                         15144                       15260                       13318
                                                         15257                       15374                       13403
                                                         15101                       15218                       13260
                                                         15160                       15278                       13323
                                                         14991                       15107                       13190
                                                         14912                       15028                       13132
                                                         15083                       15201                       13265
                                                         15205                       15325                       13359
                                                         15409                       15530                       13496
                                                         15478                       15600                       13559
                                                         15489                       15612                       13538
                                                         15545                       15669                       13591
                                                         15537                       15660                       13593
                                                         15472                       15596                       13548
                                                         15590                       15715                       13636
                                                         15616                       15742                       13651
                                                         15569                       15694                       13568
                                                         15707                       15834                       13695
                                                         15752                       15879                       13718
                                                         15659                       15786                       13624
                                                         15683                       15811                       13641
                                                         15683                       15811                       13640
                                                         15660                       15784                       13612
                                                         15747                       15872                       13684
                                                         15717                       15847                       13652
                                                         15785                       15915                       13687
                                                         15852                       15983                       13722
                                                         15884                       16015                       13753
                                                         15957                       16089                       13803
                                                         16031                       16166                       13871
                                                         16011                       16145                       13862
                                                         15990                       16124                       13833
                                                         15999                       16134                       13837
                                                         15845                       15978                       13690
                                                         15709                       15842                       13585
                                                         15686                       15818                       13575
                                                         15876                       16010                       13702
                                                         15859                       15993                       13684
                                                         15787                       15921                       13587
                                                         15840                       15975                       13624
                                                         15985                       16122                       13744
                                                         15880                       16016                       13633
                                                         15926                       16062                       13667
                                                         16121                       16260                       13827
                                                         16246                       16387                       13914
                                                         16272                       16413                       13946
                                                         16284                       16413                       13960
                                                         16317                       16459                       13997
                                                         16334                       16476                       14013
                                                         16295                       16437                       13935
                                                         16427                       16571                       14029
                                                         16543                       16688                       14097
                                                         16401                       16545                       14004
7/22/05                                                  16514                       16660                       14080
                                                         16439                       16584                       14027
                                                         16501                       16647                       14052
                                                         16567                       16714                       14118
                                                         16679                       16827                       14201
                                                         16581                       16728                       14092
                                                         16588                       16736                       14106
                                                         16691                       16840                       14206
                                                         16696                       16845                       14219
                                                         16553                       16701                       14115
                                                         16390                       16536                       14007
                                                         16343                       16489                       13970
                                                         16428                       16575                       14065
                                                         16420                       16568                       14045
                                                         16535                       16684                       14146
                                                         16453                       16601                       14061
                                                         16523                       16672                       14103
                                                         16303                       16450                       13937
                                                         16322                       16469                       13951
                                                         16281                       16428                       13938
                                                         16316                       16464                       13947
                                                         16335                       16484                       13970
                                                         16290                       16453                       13923
                                                         16222                       16370                       13832
                                                         16276                       16425                       13865
                                                         16172                       16320                       13781
                                                         16266                       16415                       13865
                                                         16209                       16357                       13823
                                                         16400                       16550                       13964
                                                         16418                       16569                       13978
                                                         16360                       16511                       13938
                                                         16552                       16706                       14114
                                                         16608                       16763                       14150
                                                         16528                       16682                       14097
                                                         16680                       16836                       14209
                                                         16701                       16858                       14199
                                                         16591                       16746                       14096
                                                         16529                       16684                       14050
                                                         16511                       16666                       14057
                                                         16617                       16774                       14174
                                                         16486                       16640                       14095
                                                         16339                       16493                       13984
                                                         16154                       16305                       13857
                                                         16214                       16367                       13911
                                                         16273                       16427                       13919
                                                         16275                       16429                       13922
                                                         16287                       16441                       13923
                                                         16318                       16473                       13940
                                                         16454                       16611                       14064
                                                         16533                       16690                       14077
                                                         16539                       16697                       14053
                                                         16376                       16532                       13914
                                                         16085                       16239                       13712
                                                         15977                       16129                       13656
                                                         16038                       16192                       13707
                                                         15855                       16007                       13608
                                                         15777                       15927                       13581
                                                         15646                       15795                       13500
                                                         15633                       15782                       13491
                                                         15782                       15933                       13602
                                                         15852                       16004                       13643
                                                         15685                       15835                       13506
                                                         15887                       16040                       13709
                                                         15697                       15847                       13504
                                                         15749                       15901                       13524
10/31/05                                                 16021                       16175                       13751

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2005
-----------------------------------------------------------------------------
                                                              SINCE INCEPTION
                                                   ONE YEAR        (04/24/03)
                                                   --------   ---------------
RYDEX S&P EQUAL WEIGHT ETF......................     12.29%            22.45%
S&P EQUAL WEIGHT TOTAL RETURN INDEX.............     12.71%            22.95%
S&P 500 TOTAL RETURN INDEX......................      8.72%            14.80%

The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Past performance is no guarantee of future results. The S&P Equal Weight Total Return Index and the S&P 500 Index are unmanaged stock indices and, unlike the Fund, have no management fees or other operating expense to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains.

--------------------------------------------------------------------------------

                                       7                       ANNUAL REPORT

TOP 10 HOLDINGS*
---------------------------------------
      COMPANY NAME          % OF TOTAL
---------------------------------------
EXPRESS SCRIPTS INC.               0.25%
STARBUCKS CORP.                    0.25%
RYDER SYSTEM INC.                  0.25%
JANUS CAPITAL GROUP INC.           0.24%
PAYCHEX INC.                       0.24%
AVAYA INC.                         0.24%
NETWORK APPLIANCE INC.             0.24%
FEDEX CORP.                        0.24%
MEDIMMUNE INC.                     0.24%
QWEST COMMUNICATIONS
  INTERNATIONAL INC.               0.23%
---------------------------------------

SECTOR ALLOCATIONS*

[PIE CHART]

                         CONSUMER      INFORMATION     HEALTH                    CONSUMER
FINANCIALS             DISCRETIONARY   TECHNOLOGY       CARE      INDUSTRIALS    STAPLES     MATERIALS    UTILITIES      ENERGY
----------             -------------   -----------     ------     -----------    --------    ---------    ---------      ------
17.47                      17.26          15.51        11.20         10.73         7.48         6.51         6.32         5.70


                       TELECOMMUNICATION
                           SERVICES
                       -----------------

                             1.82

* The Fund's holdings are expressed as a percentage of net assets and the sector allocation is expressed as a percentage of market value. These percentages may change over time.

--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Rydex ETF Trust, you incur advisory fees and distribution fees. All other Trust expenses are paid by the adviser. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-months ended October 31, 2005.

ACTUAL EXPENSES

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                       BEGINNING      ENDING
                                         ACCOUNT     ACCOUNT           EXPENSES PAID
                                           VALUE       VALUE          DURING PERIOD*
                                       5/01/05**    10/31/05   5/01/05 TO 10/31/05**
                                       ---------   ---------   ---------------------
ACTUAL
  Rydex Russell Top 50 ETF...........   $1,000     $1,003.60           $0.99
  Rydex S&P Equal Weight ETF.........   $1,000     $1,081.60           $2.10
HYPOTHETICAL (ASSUMING A 5% RETURN
  BEFORE EXPENSES)
  Rydex Russell Top 50 ETF...........   $1,000     $1,023.80           $1.00
  Rydex S&P Equal Weight ETF.........   $1,000     $1,023.19           $2.04

---------------

* Expenses are equal to the Fund's annualized expense ratio of 0.20% and 0.40%, respectively, multiplied by the average account value of the period, multiplied by 181/365 and 184/365, respectively.

** The Rydex Russell Top 50 ETF commenced operations on 5/4/05.

                                       9                       ANNUAL REPORT

RYDEX RUSSELL TOP 50 ETF
PORTFOLIO SUMMARY                                               October 31, 2005
--------------------------------------------------------------------------------

       INCEPTION DATE                             PORTFOLIO STATISTICS
       --------------                             --------------------
       5/4/2005                                   Net Assets ($million): $137.1

       INDUSTRY BREAKDOWN
       (AS A % OF NET ASSETS)
       ------------------
 1.0%  Aerospace & Defense
 0.9%  Air Freight & Logistics
 3.6%  Beverages
 2.7%  Biotechnology
 1.3%  Capital Markets
 8.0%  Commercial Banks
 3.4%  Communications Equipment
 5.6%  Computers & Peripherals
 1.1%  Consumer Finance
 7.1%  Diversified Financial Services
 3.2%  Diversified Telecommunication
       Services
 0.1%  Food Products
 2.3%  Food & Staples Retailing
 1.3%  Health Care Equipment &
       Supplies
 1.4%  Health Care Providers &
       Services


       (AS A % OF NET ASSETS)
       ------------------
 3.5%  Household Products
 8.0%  Industrial Conglomerates
 2.9%  Insurance
 1.1%  Internet Software & Services
 5.1%  Media
11.0%  Oil, Gas & Consumable Fuels
11.4%  Pharmaceuticals
 2.9%  Semiconductor & Semiconductor
       Equipment
 5.4%  Software
 1.7%  Specialty Retail
 0.9%  Thrifts & Mortgage Finance
 3.0%  Tobacco
 0.0%  Short Term Investments(a)
 0.1%  Other Assets

(a) Amount represents less than 0.05% of net assets.

RYDEX S&P EQUAL WEIGHT ETF
PORTFOLIO SUMMARY                                               October 31, 2005
--------------------------------------------------------------------------------

       INCEPTION DATE                             PORTFOLIO STATISTICS
       --------------                             --------------------
       4/24/2003                                  Net Assets ($million):
                                                  $1,071.4

       INDUSTRY BREAKDOWN
       (AS A % OF NET ASSETS)
       ------------------
 1.9%  Aerospace & Defense
 0.7%  Air Freight & Logistics
 0.2%  Airlines
 0.9%  Auto Components
 0.5%  Automobiles
 1.6%  Beverages
 1.5%  Biotechnology
 0.4%  Building Products
 3.5%  Capital Markets
 2.9%  Chemicals
 4.3%  Commercial Banks
 2.0%  Commercial Services & Supplies
 2.6%  Communications Equipment
 2.2%  Computers & Peripherals
 0.2%  Construction & Engineering
 0.2%  Construction Materials
 0.8%  Consumer Finance
 1.1%  Containers & Packaging
 0.2%  Distributors
 0.4%  Diversified Consumer Services
 1.1%  Diversified Financial Services
 1.4%  Diversified Telecommunication
       Services
 2.3%  Electric Utilities
 0.8%  Electrical Equipment
 1.3%  Electronic Equipment &
       Instruments
 2.0%  Energy Equipment & Services
 2.3%  Food Products
 1.8%  Food & Staples Retailing
 0.4%  Gas Utilities
 3.3%  Health Care Equipment &
       Supplies
 3.9%  Health Care Providers &
       Services
 2.2%  Hotels, Restaurants & Leisure
 2.5%  Household Durables


       (AS A % OF NET ASSETS)
       ------------------
 0.8%  Household Products
 1.1%  Independent Power Producers
       And Energy Traders
 0.8%  Industrial Conglomerates
 4.7%  Insurance
 0.2%  Internet & Catalog Retail
 0.2%  Internet Software & Services
 2.1%  IT Services
 0.7%  Leisure Equipment & Products
 2.5%  Machinery
 3.1%  Media
 1.4%  Metals & Mining
 2.5%  Multi-Utilities
 2.0%  Multiline Retail
 0.2%  Office Electronics
 3.7%  Oil, Gas & Consumable Fuels
 1.0%  Paper & Forest Products
 0.4%  Personal Products
 2.5%  Pharmaceuticals
 1.8%  Real Estate
 0.9%  Road & Rail
 3.7%  Semiconductor & Semiconductor
       Equipment
 3.1%  Software
 3.2%  Specialty Retail
 1.2%  Textiles, Apparel & Luxury
       Goods
 1.4%  Thrifts & Mortgage Finance
 0.6%  Tobacco
 0.2%  Trading Companies &
       Distributors
 0.4%  Wireless Telecommunication
       Services
 0.2%  Short Term Investments
 0.0%  Other Assets(a)

(a) Amount represents less than 0.05% of net assets.

                                       11                      ANNUAL REPORT

RYDEX RUSSELL TOP 50 ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2005
--------------------------------------------------------------------------------

                                                                    MARKET
                                                    SHARES           VALUE
--------------------------------------------------------------------------
COMMON STOCKS 99.9%
    AEROSPACE & DEFENSE 1.0%
  United Technologies Corp. ......................   27,382     $1,404,149
                                                              ------------
TOTAL AEROSPACE & DEFENSE                                        1,404,149
                                                              ------------

  AIR FREIGHT & LOGISTICS 0.9%
  United Parcel Service Inc., -- Class B..........   16,042      1,170,103
                                                              ------------
TOTAL AIR FREIGHT & LOGISTICS                                    1,170,103
                                                              ------------
  BEVERAGES 3.6%
  Coca-Cola Co. (The).............................   55,548      2,376,343
  PepsiCo, Inc. ..................................   44,119      2,606,551
                                                              ------------
TOTAL BEVERAGES                                                  4,982,894
                                                              ------------
  BIOTECHNOLOGY 2.7%
  Amgen, Inc.*....................................   32,994      2,499,625
  Genentech, Inc.*................................   12,365      1,120,269
                                                              ------------
TOTAL BIOTECHNOLOGY                                              3,619,894
                                                              ------------

  CAPITAL MARKETS 1.3%
  Ameriprise Financial, Inc.*.....................    5,750        214,015
  Morgan Stanley..................................   28,906      1,572,776
                                                              ------------
TOTAL CAPITAL MARKETS                                            1,786,791
                                                              ------------

  COMMERCIAL BANKS 8.0%
  Bank of America Corp. ..........................  106,835      4,672,963
  U.S. Bancorp....................................   50,096      1,481,839
  Wachovia Corp. .................................   41,867      2,115,121
  Wells Fargo & Co. ..............................   44,685      2,690,037
                                                              ------------
TOTAL COMMERCIAL BANKS                                          10,959,960
                                                              ------------

  COMMUNICATIONS EQUIPMENT 3.4%
  Cisco Systems, Inc.*............................  171,470      2,992,152
  QUALCOMM, Inc. .................................   43,258      1,719,938
                                                              ------------
TOTAL COMMUNICATIONS EQUIPMENT
                                                                 4,712,090
                                                              ------------

                                                                    MARKET
                                                    SHARES           VALUE
--------------------------------------------------------------------------

  COMPUTERS & PERIPHERALS 5.6%
  Dell, Inc.*.....................................   64,427     $2,053,933
  Hewlett-Packard Co. ............................   76,145      2,135,106
  International Business Machines Corp. ..........   42,764      3,501,516
                                                              ------------
TOTAL COMPUTERS & PERIPHERALS
                                                                 7,690,555
                                                              ------------

  CONSUMER FINANCE 1.1%
  American Express
    Co. ..........................................   28,990      1,442,832
                                                              ------------
TOTAL CONSUMER FINANCE                                           1,442,832
                                                              ------------

  DIVERSIFIED FINANCIAL SERVICES 7.1%
  Citigroup, Inc. ................................  138,180      6,325,880
  JPMorgan Chase & Co. ...........................   93,004      3,405,807
                                                              ------------
TOTAL DIVERSIFIED FINANCIAL SERVICES
                                                                 9,731,687
                                                              ------------

  DIVERSIFIED TELECOMMUNICATION SERVICES 3.2%
  SBC Communications, Inc. .......................   87,140      2,078,289
  Verizon Communications, Inc. ...................   73,194      2,306,343
                                                              ------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES
                                                                 4,384,632
                                                              ------------

  FOOD PRODUCTS 0.1%
  Kraft Foods, Inc. ..............................    6,604        186,893
                                                              ------------
TOTAL FOOD PRODUCTS                                                186,893
                                                              ------------

  FOOD & STAPLES RETAILING 2.3%
  Wal-Mart Stores, Inc. ..........................   66,798      3,160,213
                                                              ------------
TOTAL FOOD & STAPLES RETAILING
                                                                 3,160,213
                                                              ------------

See Notes to Financial Statements.

RYDEX RUSSELL TOP 50 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2005
--------------------------------------------------------------------------------

                                       12

                                                                    MARKET
                                                    SHARES           VALUE
--------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HEALTH CARE EQUIPMENT & SUPPLIES 1.3%
  Medtronic, Inc. ................................   32,439     $1,837,994
                                                              ------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES
                                                                 1,837,994
                                                              ------------
  HEALTH CARE PROVIDERS & SERVICES 1.4%
  UnitedHealth Group, Inc. .......................   33,939      1,964,729
                                                              ------------
TOTAL HEALTH CARE PROVIDERS & SERVICES
                                                                 1,964,729
                                                              ------------

  HOUSEHOLD PRODUCTS 3.5%
  Procter & Gamble Co. ...........................   86,018      4,816,148
                                                              ------------
TOTAL HOUSEHOLD PRODUCTS                                         4,816,148
                                                              ------------

  INDUSTRIAL CONGLOMERATES 8.0%
  3M Co. .........................................   20,283      1,541,102
  General Electric Co. ...........................  279,228      9,468,622
                                                              ------------
TOTAL INDUSTRIAL CONGLOMERATES
                                                                11,009,724
                                                              ------------

  INSURANCE 2.9%
  American International Group, Inc. .............   60,753      3,936,794
                                                              ------------
TOTAL INSURANCE                                                  3,936,794
                                                              ------------
  INTERNET SOFTWARE & SERVICES 1.1%
  Google, Inc.*...................................    4,200      1,562,988
                                                              ------------
TOTAL INTERNET SOFTWARE & SERVICES
                                                                 1,562,988
                                                              ------------
  MEDIA 5.1%
  Comcast Corp.* -- Class A.......................   53,893      1,499,842
  News Corp. .....................................   61,005        869,321
  Time Warner, Inc.*..............................  121,190      2,160,818
  Viacom, Inc. -- Class B ........................   37,481      1,160,787
  Walt Disney Co. ................................   54,479      1,327,653
                                                              ------------
TOTAL MEDIA                                                      7,018,421
                                                              ------------

                                                                    MARKET
                                                    SHARES           VALUE
--------------------------------------------------------------------------

  OIL, GAS & CONSUMABLE FUELS 11.0%
  Chevron Corp. ..................................   58,909     $3,361,937
  ConocoPhillips..................................   36,151      2,363,552
  Exxon Mobil Corp. ..............................  165,771      9,306,384
                                                              ------------
TOTAL OIL, GAS & CONSUMABLE FUELS
                                                                15,031,873
                                                              ------------

  PHARMACEUTICALS 11.4%
  Abbott Laboratories.............................   42,122      1,813,352
  Eli Lilly & Co. ................................   25,767      1,282,939
  Johnson & Johnson...............................   78,838      4,936,836
  Merck & Co, Inc. ...............................   58,504      1,650,983
  Pfizer, Inc. ...................................  196,831      4,279,106
  Wyeth...........................................   36,133      1,610,086
                                                              ------------
TOTAL PHARMACEUTICALS                                           15,573,302
                                                              ------------

  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 2.9%
  Intel Corp. ....................................  168,298      3,955,003
                                                              ------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT
                                                                 3,955,003
                                                              ------------
  SOFTWARE 5.4%
  Microsoft Corp. ................................  238,852      6,138,497
  Oracle Corp.*...................................   99,124      1,256,892
                                                              ------------
TOTAL SOFTWARE                                                   7,395,389
                                                              ------------
  SPECIALTY RETAIL 1.7%
  Home Depot, Inc. ...............................   56,839      2,332,673
                                                              ------------
TOTAL SPECIALTY RETAIL                                           2,332,673
                                                              ------------
  THRIFTS & MORTGAGE FINANCE 0.9%
  Federal Nat'l Mtg. Assn.........................   25,291      1,201,828
                                                              ------------
TOTAL THRIFTS & MORTGAGE FINANCE
                                                                 1,201,828
                                                              ------------

See Notes to Financial Statements.

RYDEX RUSSELL TOP 50 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2005
--------------------------------------------------------------------------------

                                       13                      ANNUAL REPORT

                                                                    MARKET
                                                    SHARES           VALUE
--------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TOBACCO 3.0%
  Altria Group, Inc. .............................   54,741     $4,108,312
                                                              ------------
TOTAL TOBACCO                                                    4,108,312
                                                              ------------
TOTAL COMMON STOCKS
  (Cost $139,040,296)                                          136,977,871
                                                              ------------

SHORT TERM INVESTMENTS 0.0%(A)
  Short-Term Investment Co. ......................   36,886         36,886
                                                              ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $36,886)                                                    36,886
                                                              ------------
TOTAL INVESTMENTS 99.9%
  (Cost $139,077,182)                                          137,014,757
                                                              ------------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.1%
                                                                    70,464
                                                              ------------
NET ASSETS--100.0%                                            $137,085,221
--------------------------------------------------------------------------

 *  Non-Income Producing Security.
(a) Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2005
--------------------------------------------------------------------------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
COMMON STOCKS 99.8%
  AEROSPACE & DEFENSE 1.9%
  Boeing Co. .....................................      34,066       $2,202,026
  General Dynamics Corp. .........................      18,851        2,192,371
  Goodrich Corp. .................................      49,562        1,787,701
  Honeywell International, Inc. ..................      56,184        1,921,493
  L-3 Communications Holdings, Inc. ..............      26,973        2,099,039
  Lockheed Martin Corp. ..........................      35,388        2,143,097
  Northrop Grumman Corp. .........................      39,195        2,102,812
  Raytheon Co. ...................................      57,712        2,132,459
  Rockwell Collins, Inc. .........................      45,562        2,087,651
  United Technologies Corp. ......................      42,964        2,203,194
                                                                 --------------
TOTAL AEROSPACE & DEFENSE                                            20,871,843
                                                                 --------------

  AIR FREIGHT & LOGISTICS 0.7%
  FedEx Corp. ....................................      27,528        2,530,649
  Ryder System, Inc. .............................      66,590        2,641,625
  United Parcel Service, Inc. -- Class B..........      32,002        2,334,226
                                                                 --------------
TOTAL AIR FREIGHT & LOGISTICS
                                                                      7,506,500
                                                                 --------------

  AIRLINES 0.2%
  Southwest Airlines Co. .........................     151,197        2,420,664
                                                                 --------------
TOTAL AIRLINES                                                        2,420,664
                                                                 --------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------

  AUTO COMPONENTS 0.9%
  Cooper Tire & Rubber Co. .......................     128,863       $1,760,269
  Dana Corp. .....................................     230,425        1,730,492
  Goodyear Tire & Rubber Co.*.....................     135,928        2,125,914
  Johnson Controls, Inc. .........................      35,725        2,431,086
  Visteon Corp. ..................................     222,080        1,849,926
                                                                 --------------
TOTAL AUTO COMPONENTS                                                 9,897,687
                                                                 --------------

  AUTOMOBILES 0.5%
  Ford Motor Co. .................................     222,304        1,849,569
  General Motors Corp. ...........................      67,964        1,862,214
  Harley-Davidson, Inc. ..........................      42,698        2,114,832
                                                                 --------------
TOTAL AUTOMOBILES                                                     5,826,615
                                                                 --------------

  BEVERAGES 1.6%
  Anheuser-Busch Cos., Inc. ......................      48,838        2,015,056
  Brown-Forman Corp. -- Class B...................      35,513        2,249,394
  Coca-Cola Co (The)..............................      50,863        2,175,919
  Coca-Cola Enterprises, Inc. ....................     113,087        2,137,344
  Constellation Brands, Inc. -- Class A*..........      76,808        1,808,060
  Molson Coors Brewing Co. -- Class B.............      32,972        2,034,372
  Pepsi Bottling Group, Inc. .....................      78,474        2,231,016
  PepsiCo, Inc. ..................................      39,419        2,328,875
                                                                 --------------
TOTAL BEVERAGES                                                      16,980,036
                                                                 --------------

See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2005
--------------------------------------------------------------------------------

                                       15                      ANNUAL REPORT

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BIOTECHNOLOGY 1.5%
  Amgen, Inc.*....................................      26,013       $1,970,745
  Applera Corp. -- Applied Biosystems Group.......      94,458        2,292,496
  Biogen Idec, Inc.*..............................      53,528        2,174,842
  Chiron Corp.*...................................      50,457        2,227,172
  Genzyme Corp.*..................................      30,310        2,191,413
  Gilead Sciences, Inc.*..........................      47,709        2,254,250
  Medimmune, Inc.*................................      72,046        2,520,169
                                                                 --------------
TOTAL BIOTECHNOLOGY                                                  15,631,087
                                                                 --------------
  BUILDING PRODUCTS 0.4%
  American Standard Cos., Inc. ...................      47,058        1,790,086
  Masco Corp. ....................................      73,192        2,085,972
                                                                 --------------
TOTAL BUILDING PRODUCTS                                               3,876,058
                                                                 --------------

  CAPITAL MARKETS 3.5%
  Ameriprise Financial, Inc. .....................      57,462        2,138,736
  Bank of New York Co., Inc. .....................      72,329        2,263,174
  Bear Stearns Cos., Inc. ........................      21,144        2,237,035
  Charles Schwab Corp. ...........................     153,831        2,338,231
  E*Trade Financial Corp.*........................     130,388        2,418,697
  Federated Investors, Inc. -- Class B............      66,231        2,318,747
  Franklin Resources, Inc. .......................      27,456        2,426,287

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
  Goldman Sachs Group, Inc. ......................      18,644       $2,356,042
  Janus Capital Group, Inc. ......................     147,263        2,584,466
  Lehman Brothers Holdings, Inc. .................      19,499        2,333,445
  Mellon Financial Corp. .........................      66,611        2,110,903
  Merrill Lynch & Co., Inc. ......................      36,529        2,364,888
  Morgan Stanley..................................      42,451        2,309,759
  Northern Trust Corp. ...........................      44,722        2,397,099
  State Street Corp. .............................      43,851        2,421,891
  T. Rowe Price Group, Inc. ......................      34,503        2,260,637
                                                                 --------------
TOTAL CAPITAL MARKETS                                                37,280,037
                                                                 --------------

  CHEMICALS 2.9%
  Air Products & Chemicals, Inc. .................      39,174        2,242,320
  Ashland, Inc. ..................................      37,760        2,020,538
  Dow Chemical Co. ...............................      50,387        2,310,748
  Du Pont (E.I.) de Nemours & Co. ................      54,492        2,271,771
  Eastman Chemical Co. ...........................      46,818        2,470,118
  Ecolab, Inc. ...................................      67,714        2,239,979
  Engelhard Corp. ................................      77,510        2,108,272
  Hercules, Inc.*.................................     175,754        1,957,900
  International Flavors & Fragrances, Inc. .......      61,490        2,028,555
  Monsanto Co. ...................................      34,747        2,189,408
  PPG Industries, Inc. ...........................      35,518        2,130,014

See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2005
--------------------------------------------------------------------------------

                                       16

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  Praxair, Inc. ..................................      45,198       $2,233,233
  Rohm & Haas Co. ................................      54,668        2,379,698
  Sigma-Aldrich Corp. ............................      35,581        2,266,510
                                                                 --------------
TOTAL CHEMICALS                                                      30,849,064
                                                                 --------------

  COMMERCIAL BANKS 4.3%
  AmSouth Bancorp.................................      83,332        2,102,466
  Bank of America Corp. ..........................      50,537        2,210,488
  BB&T Corp. .....................................      53,828        2,279,078
  Comerica, Inc. .................................      36,099        2,085,800
  Compass Bancshares, Inc. .......................      46,759        2,279,969
  Fifth Third Bancorp.............................      55,829        2,242,651
  First Horizon National Corp. ...................      57,011        2,205,185
  Huntington Bancshares, Inc. ....................      93,458        2,173,833
  KeyCorp.........................................      66,251        2,135,932
  M&T Bank Corp. .................................      20,660        2,222,603
  Marshall & Ilsley Corp. ........................      49,142        2,111,140
  National City Corp. ............................      62,008        1,998,518
  North Fork Bancorporation, Inc. ................      84,062        2,130,131
  PNC Financial Services Group, Inc. .............      38,086        2,312,201
  Regions Financial Corp. ........................      67,610        2,200,706
  SunTrust Banks, Inc. ...........................      30,574        2,216,004
  Synovus Financial Corp. ........................      77,728        2,135,188
  U.S. Bancorp....................................      73,704        2,180,164

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
  Wachovia Corp. .................................      44,407       $2,243,442
  Wells Fargo & Co. ..............................      36,810        2,215,962
  Zions Bancorp...................................      30,732        2,257,880
                                                                 --------------
TOTAL COMMERCIAL BANKS                                               45,939,341
                                                                 --------------

  COMMERCIAL SERVICES & SUPPLIES 2.0%
  Allied Waste Industries, Inc.*..................     265,321        2,159,713
  Avery Dennison Corp. ...........................      40,504        2,294,552
  Cendant Corp. ..................................     108,263        1,885,941
  Cintas Corp. ...................................      55,576        2,254,718
  Equifax, Inc. ..................................      63,800        2,199,186
  Monster Worldwide, Inc.*........................      70,481        2,312,482
  Pitney Bowes, Inc. .............................      50,665        2,131,983
  Robert Half International, Inc. ................      62,464        2,303,672
  R.R. Donnelley & Sons Co. ......................      59,533        2,084,846
  Waste Management, Inc. .........................      78,279        2,310,013
                                                                 --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES
                                                                     21,937,106
                                                                 --------------

  COMMUNICATIONS EQUIPMENT 2.6%
  ADC Telecommunications, Inc.*...................     102,435        1,787,491
  Andrew Corp.*...................................     199,051        2,113,922
  Avaya, Inc.*....................................     220,306        2,537,925
  CIENA Corp.*....................................   1,017,269        2,410,928
  Cisco Systems, Inc.*............................     119,841        2,091,225
  Comverse Technology, Inc.*......................      83,019        2,083,777
  Corning, Inc.*..................................     109,011        2,190,031

See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2005
--------------------------------------------------------------------------------

                                       17                      ANNUAL REPORT

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  JDS Uniphase Corp.*.............................   1,186,814       $2,492,309
  Lucent Technologies, Inc.*......................     716,713        2,042,632
  Motorola, Inc. .................................      93,182        2,064,913
  QUALCOMM, Inc. .................................      50,957        2,026,050
  Scientific-Atlanta, Inc. .......................      56,442        2,000,305
  Tellabs, Inc.*..................................     231,149        2,209,784
                                                                 --------------
TOTAL COMMUNICATIONS EQUIPMENT
                                                                     28,051,292
                                                                 --------------
  COMPUTERS & PERIPHERALS 2.2%
  Apple Computer, Inc.*...........................      43,106        2,482,475
  Dell, Inc.*.....................................      63,324        2,018,769
  EMC Corp.*......................................     175,057        2,443,796
  Gateway, Inc.*..................................     814,566        2,321,513
  Hewlett-Packard Co. ............................      77,893        2,184,120
  International Business Machines Corp. ..........      27,480        2,250,062
  Lexmark International, Inc. -- Class A*.........      34,040        1,413,341
  NCR Corp.*......................................      69,308        2,094,488
  Network Appliance, Inc.*........................      92,518        2,531,292
  QLogic Corp.*...................................      65,002        1,960,460
  Sun Microsystems, Inc.*.........................     549,123        2,196,492
                                                                 --------------
TOTAL COMPUTERS & PERIPHERALS
                                                                     23,896,808
                                                                 --------------

  CONSTRUCTION & ENGINEERING 0.2%
  Fluor Corp. ....................................      36,421        2,316,376
                                                                 --------------
TOTAL CONSTRUCTION & ENGINEERING
                                                                      2,316,376
                                                                 --------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------

  CONSTRUCTION MATERIALS 0.2%
  Vulcan Materials Co. ...........................      31,004       $2,015,260
                                                                 --------------
TOTAL CONSTRUCTION MATERIALS
                                                                      2,015,260
                                                                 --------------

  CONSUMER FINANCE 0.8%
  American Express Co. ...........................      37,125        1,847,711
  Capital One Financial Corp. ....................      26,920        2,055,342
  MBNA Corp. .....................................      86,977        2,224,002
  SLM Corp. ......................................      41,146        2,284,838
                                                                 --------------
TOTAL CONSUMER FINANCE                                                8,411,893
                                                                 --------------

  CONTAINERS & PACKAGING 1.1%
  Ball Corp. .....................................      59,039        2,324,365
  Bemis Co. ......................................      87,080        2,300,654
  Pactiv Corp.*...................................     123,392        2,430,822
  Sealed Air Corp.*...............................      45,760        2,302,186
  Temple-Inland, Inc. ............................      55,970        2,061,375
                                                                 --------------
TOTAL CONTAINERS & PACKAGING
                                                                     11,419,402
                                                                 --------------

  DISTRIBUTORS 0.2%
  Genuine Parts Co. ..............................      48,827        2,166,454
                                                                 --------------
TOTAL DISTRIBUTORS                                                    2,166,454
                                                                 --------------

  DIVERSIFIED CONSUMER SERVICES 0.4%
  Apollo Group, Inc. -- Class A*..................      29,924        1,885,811
  H&R Block, Inc. ................................      90,211        2,242,645
                                                                 --------------
TOTAL DIVERSIFIED CONSUMER SERVICES
                                                                      4,128,456
                                                                 --------------

  DIVERSIFIED FINANCIAL SERVICES 1.1%
  Citigroup, Inc. ................................      48,612        2,225,457
  CIT Group, Inc. ................................      47,905        2,190,696

See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2005
--------------------------------------------------------------------------------

                                       18

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  JPMorgan Chase & Co. ...........................      63,089       $2,310,319
  Moody's Corp. ..................................      43,566        2,320,325
  Principal Financial Group, Inc. ................      47,008        2,333,007
                                                                 --------------
TOTAL DIVERSIFIED FINANCIAL SERVICES
                                                                     11,379,804
                                                                 --------------

  DIVERSIFIED TELECOMMUNICATION SERVICES 1.4%
  AT&T Corp. .....................................     110,925        2,194,097
  BellSouth Corp. ................................      83,775        2,179,826
  CenturyTel, Inc. ...............................      63,270        2,070,827
  Citizens Communications Co. ....................     161,130        1,972,231
  Qwest Communications International, Inc.*.......     576,363        2,512,943
  SBC Communications, Inc. .......................      91,105        2,172,854
  Verizon Communications, Inc. ...................      67,281        2,120,024
                                                                 --------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES
                                                                     15,222,802
                                                                 --------------

  ELECTRIC UTILITIES 2.3%
  Allegheny Energy, Inc.*.........................      72,758        2,056,141
  American Electric Power Co., Inc. ..............      56,762        2,154,686
  Cinergy Corp. ..................................      49,729        1,984,187
  Edison International............................      47,219        2,066,303

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
  Entergy Corp. ..................................      29,524       $2,087,937
  Exelon Corp. ...................................      38,782        2,017,828
  FirstEnergy Corp. ..............................      41,911        1,990,773
  FPL Group, Inc. ................................      47,989        2,066,406
  Pinnacle West Capital Corp. ....................      48,325        2,018,052
  PPL Corp. ......................................      68,216        2,137,889
  Progress Energy, Inc. ..........................      49,617        2,162,805
  Southern Co. ...................................      61,047        2,136,035
                                                                 --------------
TOTAL ELECTRIC UTILITIES                                             24,879,042
                                                                 --------------

  ELECTRICAL EQUIPMENT 0.8%
  American Power Conversion Corp. ................      83,144        1,778,450
  Cooper Industries Ltd. -- Class A...............      31,955        2,265,290
  Emerson Electric Co. ...........................      32,801        2,281,309
  Rockwell Automation, Inc. ......................      40,151        2,134,026
                                                                 --------------
TOTAL ELECTRICAL EQUIPMENT                                            8,459,075
                                                                 --------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.3%
  Agilent Technologies, Inc.*.....................      65,098        2,083,787
  Jabil Circuit, Inc.*............................      75,238        2,245,854
  Molex, Inc. ....................................      84,740        2,144,770
  Sanmina-SCI Corp.*..............................     492,739        1,798,497
  Solectron Corp.*................................     567,474        2,003,183

See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2005
--------------------------------------------------------------------------------

                                       19                      ANNUAL REPORT

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  Symbol Technologies, Inc. ......................     220,087       $1,826,722
  Tektronix, Inc. ................................      82,894        1,904,904
                                                                 --------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS
                                                                     14,007,717
                                                                 --------------
  ENERGY EQUIPMENT & SERVICES 2.0%
  Baker Hughes, Inc. .............................      37,542        2,063,308
  BJ Services Co. ................................      67,693        2,352,332
  Halliburton Co. ................................      33,961        2,007,095
  Nabors Industries Ltd.*.........................      31,657        2,172,620
  National-Oilwell Varco, Inc.*...................      34,605        2,161,774
  Noble Corp. ....................................      31,468        2,025,910
  Rowan Cos., Inc. ...............................      60,429        1,993,553
  Schlumberger Ltd. ..............................      26,545        2,409,490
  Transocean, Inc.*...............................      37,007        2,127,532
  Weatherford International Ltd.*.................      31,992        2,002,699
                                                                 --------------
TOTAL ENERGY EQUIPMENT & SERVICES
                                                                     21,316,313
                                                                 --------------

  FOOD PRODUCTS 2.3%
  Archer-Daniels-Midland Co. .....................      95,396        2,324,801
  Campbell Soup Co. ..............................      73,607        2,141,964
  ConAgra Foods, Inc. ............................      97,246        2,262,914
  General Mills, Inc. ............................      47,606        2,297,466
  H.J. Heinz Co. .................................      61,490        2,182,895
  Hershey Co. (The)...............................      38,086        2,164,427

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
  Kellogg Co. ....................................      49,055       $2,166,759
  McCormick & Co., Inc. ..........................      71,071        2,152,741
  Sara Lee Corp. .................................     116,244        2,074,955
  Tyson Foods, Inc. -- Class A....................     122,637        2,182,939
  Wm. Wrigley Jr Co. .............................      32,006        2,224,417
                                                                 --------------
TOTAL FOOD PRODUCTS                                                  24,176,278
                                                                 --------------

  FOOD & STAPLES RETAILING 1.8%
  Albertson's, Inc. ..............................      84,903        2,131,914
  Costco Wholesale Corp. .........................      51,111        2,471,728
  CVS Corp. ......................................      73,952        1,805,168
  Kroger Co.*.....................................     107,420        2,137,658
  Safeway, Inc.*..................................      88,123        2,049,741
  SUPERVALU, Inc. ................................      69,967        2,199,063
  Sysco Corp. ....................................      67,569        2,156,127
  Wal-Mart Stores, Inc. ..........................      50,319        2,380,592
  Walgreen Co. ...................................      48,870        2,220,164
                                                                 --------------
TOTAL FOOD & STAPLES RETAILING
                                                                     19,552,155
                                                                 --------------

  GAS UTILITIES 0.4%
  Nicor, Inc. ....................................      52,710        2,066,232
  Peoples Energy Corp. ...........................      51,265        1,907,058
                                                                 --------------
TOTAL GAS UTILITIES                                                   3,973,290
                                                                 --------------

  HEALTH CARE EQUIPMENT & SUPPLIES 3.3%
  Bausch & Lomb, Inc. ............................      28,003        2,077,543
  Baxter International, Inc. .....................      54,171        2,070,957

See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2005
--------------------------------------------------------------------------------

                                       20

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  Becton, Dickinson & Co. ........................      41,008       $2,081,156
  Biomet, Inc. ...................................      60,396        2,103,593
  Boston Scientific Corp.*........................      91,218        2,291,396
  C.R. Bard, Inc. ................................      32,703        2,040,013
  Fisher Scientific International, Inc.*..........      35,073        1,981,625
  Guidant Corp. ..................................      32,226        2,030,238
  Hospira, Inc.*..................................      53,801        2,143,970
  Medtronic, Inc. ................................      38,728        2,194,328
  Millipore Corp.*................................      34,310        2,100,458
  PerkinElmer, Inc. ..............................     109,065        2,407,065
  St. Jude Medical, Inc.*.........................      47,524        2,284,479
  Stryker Corp. ..................................      43,974        1,806,012
  Thermo Electron Corp.*..........................      71,555        2,160,245
  Waters Corp.*...................................      51,337        1,858,399
  Zimmer Holdings, Inc.*..........................      30,528        1,946,771
                                                                 --------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES
                                                                     35,578,248
                                                                 --------------

  HEALTH CARE PROVIDERS & SERVICES 3.9%
  Aetna, Inc. ....................................      26,957        2,387,312
  AmerisourceBergen Corp. ........................      28,221        2,152,416
  Cardinal Health, Inc. ..........................      34,835        2,177,536
  Caremark Rx, Inc.*..............................      44,713        2,342,961
  CIGNA Corp. ....................................      19,179        2,222,271
  Coventry Health Care, Inc.*.....................      39,042        2,107,851
  Express Scripts, Inc.*..........................      35,754        2,696,209
  HCA, Inc. ......................................      44,488        2,143,877
  Health Management Associates, Inc. -- Class A...      94,055        2,013,718

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
  Humana, Inc.*...................................      44,940       $1,994,887
  IMS Health, Inc. ...............................      81,758        1,899,238
  Laboratory Corporation of America Holdings*.....      45,979        2,218,487
  Manor Care, Inc. ...............................      56,284        2,096,579
  McKesson Corp. .................................      47,503        2,158,061
  Medco Health Solutions, Inc.*...................      40,415        2,283,447
  Patterson Cos., Inc.*...........................       6,639          274,722
  Quest Diagnostics, Inc. ........................      43,843        2,047,906
  Tenet Healthcare Corp.*.........................     189,320        1,594,074
  UnitedHealth Group, Inc. .......................      40,841        2,364,285
  WellPoint, Inc.*................................      29,815        2,226,584
                                                                 --------------
TOTAL HEALTH CARE PROVIDERS & SERVICES
                                                                     41,402,421
                                                                 --------------

  HOTELS, RESTAURANTS & LEISURE 2.2%
  Carnival Corp. .................................      45,023        2,236,292
  Darden Restaurants, Inc. .......................      72,022        2,334,953
  Harrah's Entertainment, Inc. ...................      31,531        1,906,995
  Hilton Hotels Corp. ............................      99,931        1,943,658
  International Game Technology, Inc. ............      80,565        2,134,167

See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2005
--------------------------------------------------------------------------------

                                       21                      ANNUAL REPORT

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  Marriott International, Inc. -- Class A.........      35,894       $2,140,000
  McDonald's Corp. ...............................      64,471        2,037,284
  Starbucks Corp.*................................      93,977        2,657,670
  Starwood Hotels & Resorts Worldwide, Inc. ......      37,741        2,205,207
  Wendy's International, Inc. ....................      46,650        2,179,488
  Yum! Brands, Inc. ..............................      43,643        2,220,119
                                                                 --------------
TOTAL HOTELS, RESTAURANTS & LEISURE
                                                                     23,995,833
                                                                 --------------
  HOUSEHOLD DURABLES 2.5%
  Black & Decker Corp. ...........................      26,532        2,179,073
  Centex Corp. ...................................      33,821        2,176,382
  D.R. Horton, Inc. ..............................      60,896        1,868,898
  Fortune Brands, Inc. ...........................      25,564        1,942,097
  KB HOME.........................................      29,433        1,923,447
  Leggett & Platt, Inc. ..........................      94,741        1,898,610
  Lennar Corp. -- Class A.........................      38,823        2,157,782
  Maytag Corp. ...................................     119,001        2,049,197
  Newell Rubbermaid, Inc. ........................      94,417        2,170,647
  Pulte Homes, Inc. ..............................      50,237        1,898,456
  Snap-On, Inc. ..................................      62,588        2,254,420
  Stanley Works...................................      47,812        2,291,629
  Whirlpool Corp. ................................      28,476        2,235,366
                                                                 --------------
TOTAL HOUSEHOLD DURABLES                                             27,046,004
                                                                 --------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------

  HOUSEHOLD PRODUCTS 0.8%
  Clorox Co. .....................................      38,126       $2,063,379
  Colgate-Palmolive Co. ..........................      41,169        2,180,310
  Kimberly-Clark Corp. ...........................      35,274        2,004,974
  Procter & Gamble Co. ...........................      39,136        2,191,200
                                                                 --------------
TOTAL HOUSEHOLD PRODUCTS                                              8,439,863
                                                                 --------------

  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 1.1%
  AES Corp.*......................................     145,229        2,307,689
  Calpine Corp.*..................................     689,836        1,641,810
  Constellation Energy Group, Inc. ...............      36,218        1,984,746
  Duke Energy Corp. ..............................      75,186        1,990,925
  Dynegy, Inc. -- Class A*........................     473,707        2,103,259
  TXU Corp. ......................................      20,747        2,090,260
                                                                 --------------
TOTAL INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
                                                                     12,118,689
                                                                 --------------

  INDUSTRIAL CONGLOMERATES 0.8%
  3M Co. .........................................      30,095        2,286,618
  General Electric Co. ...........................      64,040        2,171,596
  Textron, Inc. ..................................      31,241        2,250,602
  Tyco International Ltd. ........................      73,927        1,950,934
                                                                 --------------
TOTAL INDUSTRIAL CONGLOMERATES
                                                                      8,659,750
                                                                 --------------

  INSURANCE 4.7%
  ACE Ltd. .......................................      46,660        2,430,986
  AFLAC, Inc. ....................................      48,251        2,305,433
  Allstate Corp. .................................      40,041        2,113,764
  Ambac Financial Group, Inc. ....................      31,813        2,255,224

See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2005
--------------------------------------------------------------------------------

                                       22

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  American International Group, Inc. .............      36,011       $2,333,513
  Aon Corp. ......................................      69,724        2,360,157
  Chubb Corp. ....................................      24,362        2,264,935
  Cincinnati Financial Corp. .....................      52,534        2,235,322
  Hartford Financial Services Group, Inc. ........      28,939        2,307,885
  Jefferson-Pilot Corp. ..........................      43,437        2,383,823
  Lincoln National Corp. .........................      42,248        2,138,171
  Loews Corp. ....................................      23,718        2,205,300
  Marsh & McLennan Cos., Inc. ....................      76,146        2,219,656
  MBIA, Inc. .....................................      37,929        2,208,985
  MetLife, Inc. ..................................      43,974        2,172,755
  Progressive Corp. ..............................      21,638        2,505,897
  Prudential Financial, Inc. .....................      32,573        2,370,989
  SAFECO Corp. ...................................      40,978        2,282,475
  St. Paul Travelers Cos., Inc. ..................      50,747        2,285,137
  Torchmark Corp. ................................      41,729        2,204,543
  UnumProvident Corp. ............................     109,443        2,220,598
  XL Capital Ltd. -- Class A......................      31,223        2,000,145
                                                                 --------------
TOTAL INSURANCE                                                      49,805,693
                                                                 --------------
  INTERNET & CATALOG RETAIL 0.2%
  eBay, Inc.*.....................................      59,389        2,351,804
                                                                 --------------
TOTAL INTERNET & CATALOG RETAIL
                                                                      2,351,804
                                                                 --------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------

  INTERNET SOFTWARE & SERVICES 0.2%
  Yahoo!, Inc.*...................................      66,550       $2,460,354
                                                                 --------------
TOTAL INTERNET SOFTWARE & SERVICES
                                                                      2,460,354
                                                                 --------------

  IT SERVICES 2.1%
  Affiliated Computer Services, Inc. -- Class
    A*............................................      40,925        2,214,452
  Automatic Data Processing, Inc. ................      52,937        2,470,040
  Computer Sciences Corp.*........................      48,870        2,504,587
  Convergys Corp.*................................     152,240        2,473,900
  Electronic Data Systems Corp. ..................      96,354        2,246,012
  First Data Corp. ...............................      52,039        2,104,978
  Fiserv, Inc.*...................................      49,329        2,154,691
  Paychex, Inc. ..................................      65,699        2,546,493
  Sabre Holdings Corp. ...........................     112,799        2,202,964
  Unisys Corp.*...................................     318,999        1,630,085
                                                                 --------------
TOTAL IT SERVICES                                                    22,548,202
                                                                 --------------

  LEISURE EQUIPMENT & PRODUCTS 0.7%
  Brunswick Corp. ................................      50,341        1,919,502
  Eastman Kodak Co. ..............................      86,874        1,902,541
  Hasbro, Inc. ...................................     101,260        1,907,738
  Mattel, Inc. ...................................     121,825        1,796,919
                                                                 --------------
TOTAL LEISURE EQUIPMENT & PRODUCTS
                                                                      7,526,700
                                                                 --------------

  MACHINERY 2.5%
  Caterpillar, Inc. ..............................      38,245        2,011,304
  Cummins, Inc. ..................................      23,989        2,047,941
  Danaher Corp. ..................................      42,289        2,203,257
  Deere & Co. ....................................      35,291        2,141,458

See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2005
--------------------------------------------------------------------------------

                                       23                      ANNUAL REPORT

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  Dover Corp. ....................................      53,321       $2,078,453
  Eaton Corp. ....................................      34,459        2,027,223
  Illinois Tool Works, Inc. ......................      27,056        2,293,266
  Ingersoll-Rand Co. -- Class A...................      55,772        2,107,624
  ITT Industries, Inc. ...........................      19,638        1,995,221
  Navistar International Corp.*...................      64,983        1,788,332
  PACCAR, Inc. ...................................      31,166        2,182,243
  Pall Corp. .....................................      78,141        2,044,169
  Parker Hannifin Corp. ..........................      33,071        2,072,890
                                                                 --------------
TOTAL MACHINERY                                                      26,993,381
                                                                 --------------

  MEDIA 3.1%
  Clear Channel Communications, Inc. .............      65,757        2,000,328
  Comcast Corp. -- Class A*.......................      72,974        2,030,866
  Dow Jones & Co., Inc. ..........................      54,871        1,860,676
  Gannett Co., Inc. ..............................      31,078        1,947,348
  Interpublic Group of Cos., Inc.*................     195,872        2,023,358
  Knight-Ridder, Inc. ............................      36,367        1,941,270
  McGraw-Hill Cos., Inc. .........................      46,085        2,255,400
  Meredith Corp. .................................      44,000        2,195,600
  New York Times Co. -- Class A...................      68,048        1,853,628
  News Corp. -- Class A...........................     137,452        1,958,691
  Omnicom Group...................................      26,264        2,178,861
  Time Warner, Inc.*..............................     116,798        2,082,508

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
  Tribune Co. ....................................      58,709       $1,849,921
  Univision Communications, Inc. -- Class A*......      86,840        2,269,998
  Viacom, Inc. -- Class B.........................      64,320        1,991,990
  Walt Disney Co. ................................      91,558        2,231,268
                                                                 --------------
TOTAL MEDIA                                                          32,671,711
                                                                 --------------

  METALS & MINING 1.4%
  Alcoa, Inc. ....................................      82,739        2,009,730
  Allegheny Technologies, Inc. ...................      76,067        2,183,884
  Freeport-McMoRan Copper & Gold, Inc. -- Class
    B.............................................      50,399        2,490,719
  Newmont Mining Corp. ...........................      47,770        2,035,002
  Nucor Corp. ....................................      36,976        2,213,014
  Phelps Dodge Corp. .............................      19,535        2,353,381
  United States Steel Corp. ......................      49,055        1,791,979
                                                                 --------------
TOTAL METALS & MINING                                                15,077,709
                                                                 --------------

  MULTI-UTILITIES 2.5%
  Ameren Corp. ...................................      39,216        2,062,762
  CenterPoint Energy, Inc. .......................     145,901        1,931,729
  CMS Energy Corp.*...............................     133,141        1,985,132
  Consolidated Edison, Inc. ......................      44,831        2,039,811
  Dominion Resources, Inc.........................      26,738        2,034,227
  DTE Energy Co. .................................      47,729        2,061,893
  KeySpan Corp. ..................................      57,802        1,998,215
  NiSource, Inc. .................................      90,433        2,138,740

See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2005
--------------------------------------------------------------------------------

                                       24

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  PG&E Corp. .....................................      57,129       $2,078,353
  Public Service Enterprise Group, Inc. ..........      32,607        2,050,654
  Sempra Energy...................................      47,209        2,091,359
  TECO Energy, Inc. ..............................     121,557        2,102,936
  Xcel Energy, Inc. ..............................     111,376        2,041,522
                                                                 --------------
TOTAL MULTI-UTILITIES                                                26,617,333
                                                                 --------------

  MULTILINE RETAIL 2.0%
  Big Lots, Inc.*.................................     191,788        2,218,987
  Dillard's, Inc. -- Class A......................      98,023        2,030,056
  Dollar General Corp. ...........................     115,213        2,239,741
  Family Dollar Stores, Inc. .....................     103,930        2,301,010
  Federated Department Stores, Inc. ..............      33,265        2,041,473
  J.C. Penney Holding Co., Inc. ..................      45,051        2,306,611
  Kohl's Corp.*...................................      42,007        2,021,797
  Nordstrom, Inc. ................................      61,524        2,131,807
  Sears Holdings Corp.*...........................      17,769        2,136,722
  Target Corp. ...................................      41,416        2,306,457
                                                                 --------------
TOTAL MULTILINE RETAIL                                               21,734,661
                                                                 --------------
  OFFICE ELECTRONICS 0.2%
  Xerox Corp.*....................................     157,789        2,141,197
                                                                 --------------
TOTAL OFFICE ELECTRONICS                                              2,141,197
                                                                 --------------

  OIL, GAS & CONSUMABLE FUELS 3.7%
  Amerada Hess Corp. .............................      16,533        2,068,278
  Anadarko Petroleum Corp. .......................      23,602        2,140,937

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
  Apache Corp. ...................................      30,066       $1,919,113
  Burlington Resources, Inc. .....................      29,331        2,118,285
  Chevron Corp. ..................................      34,829        1,987,691
  ConocoPhillips..................................      31,923        2,087,126
  Devon Energy Corp. .............................      35,376        2,136,003
  El Paso Corp. ..................................     172,729        2,048,566
  EOG Resources, Inc. ............................      31,241        2,117,515
  Exxon Mobil Corp. ..............................      34,654        1,945,476
  Kerr-McGee Corp. ...............................      23,501        1,998,525
  Kinder Morgan, Inc. ............................      23,239        2,112,425
  Marathon Oil Corp. .............................      32,463        1,952,974
  Murphy Oil Corp. ...............................      44,867        2,102,019
  Occidental Petroleum Corp. .....................      25,505        2,011,834
  Sunoco, Inc. ...................................      30,021        2,236,565
  Valero Energy Corp. ............................      20,430        2,150,053
  Williams Cos., Inc. ............................      93,577        2,086,767
  XTO Energy, Inc. ...............................      55,256        2,401,426
                                                                 --------------
TOTAL OIL, GAS & CONSUMABLE FUELS
                                                                     39,621,578
                                                                 --------------

  PAPER & FOREST PRODUCTS 1.0%
  Georgia-Pacific Corp. ..........................      64,584        2,100,918
  International Paper Co. ........................      69,923        2,040,353
  Louisiana-Pacific Corp. ........................      81,637        2,035,210

See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2005
--------------------------------------------------------------------------------

                                       25                      ANNUAL REPORT

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  MeadWestvaco Corp. .............................      76,622       $2,009,029
  Weyerhaeuser Co. ...............................      32,482        2,057,410
                                                                 --------------
TOTAL PAPER & FOREST PRODUCTS
                                                                     10,242,920
                                                                 --------------

  PERSONAL PRODUCTS 0.4%
  Alberto-Culver Co. -- Class B...................      49,440        2,146,191
  Avon Products, Inc. ............................      68,470        1,848,005
                                                                 --------------
TOTAL PERSONAL PRODUCTS                                               3,994,196
                                                                 --------------

  PHARMACEUTICALS 2.5%
  Abbott Laboratories.............................      50,468        2,172,648
  Allergan, Inc. .................................      23,397        2,089,352
  Bristol-Myers Squibb Co. .......................      88,264        1,868,549
  Eli Lilly & Co. ................................      39,990        1,991,102
  Forest Laboratories, Inc.*......................      50,700        1,922,037
  Johnson & Johnson...............................      33,867        2,120,752
  King Pharmaceuticals, Inc.*.....................     141,505        2,183,422
  Merck & Co, Inc. ...............................      76,383        2,155,528
  Mylan Laboratories, Inc. .......................     120,430        2,313,460
  Pfizer, Inc. ...................................      85,231        1,852,922
  Schering-Plough Corp. ..........................     105,118        2,138,100
  Watson Pharmaceuticals, Inc.*...................      62,077        2,145,381
  Wyeth...........................................      48,346        2,154,298
                                                                 --------------
TOTAL PHARMACEUTICALS                                                27,107,551
                                                                 --------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------

  REAL ESTATE 1.8%
  Apartment Investment & Management Co. -- Class
    A.............................................      55,999       $2,150,361
  Archstone-Smith Trust...........................      54,506        2,211,308
  Equity Office Properties Trust..................      66,671        2,053,467
  Equity Residential Properties Trust.............      56,967        2,235,955
  Plum Creek Timber Co., Inc. ....................      56,762        2,208,042
  ProLogis........................................      47,989        2,063,527
  Public Storage, Inc. ...........................      32,559        2,155,406
  Simon Property Group, Inc. .....................      29,390        2,104,912
  Vornado Realty Trust............................      25,159        2,037,879
                                                                 --------------
TOTAL REAL ESTATE                                                    19,220,857
                                                                 --------------

  ROAD & RAIL 0.9%
  Burlington Northern Santa Fe Corp. .............      39,617        2,458,631
  CSX Corp. ......................................      49,066        2,247,714
  Norfolk Southern Corp. .........................      59,166        2,378,473
  Union Pacific Corp. ............................      32,535        2,250,771
                                                                 --------------
TOTAL ROAD & RAIL                                                     9,335,589
                                                                 --------------

  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 3.7%
  Advanced Micro Devices, Inc.*...................      97,460        2,263,021
  Altera Corp.*...................................     115,153        1,917,297
  Analog Devices, Inc. ...........................      58,322        2,028,439

See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2005
--------------------------------------------------------------------------------

                                       26

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  Applied Materials, Inc..........................     123,185       $2,017,770
  Applied Micro Circuits Corp.*...................     771,844        1,883,299
  Broadcom Corp. -- Class A*......................      48,104        2,042,496
  Freescale Semiconductor, Inc. -- Class A*.......      92,055        2,198,273
  Intel Corp. ....................................      88,975        2,090,913
  KLA-Tencor Corp. ...............................      43,869        2,030,696
  Linear Technology Corp. ........................      57,546        1,911,103
  LSI Logic Corp.*................................     232,366        1,884,488
  Maxim Integrated Products, Inc. ................      50,491        1,751,028
  Micron Technology, Inc..........................     172,324        2,238,489
  National Semiconductor Corp. ...................      88,975        2,013,504
  Novellus Systems, Inc.*.........................      86,095        1,882,037
  NVIDIA Corp.*...................................      66,390        2,227,384
  PMC -- Sierra, Inc.*............................     249,151        1,768,972
  Teradyne, Inc.*.................................     135,594        1,835,943
  Texas Instruments, Inc. ........................      67,301        1,921,444
  Xilinx, Inc. ...................................      80,068        1,917,629
                                                                 --------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT
                                                                     39,824,225
                                                                 --------------

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------

  SOFTWARE 3.1%
  Adobe Systems, Inc. ............................      75,008       $2,419,008
  Autodesk, Inc. .................................      52,088        2,350,731
  BMC Software, Inc.*.............................     103,105        2,019,827
  Citrix Systems, Inc.*...........................      87,877        2,422,769
  Computer Associates International, Inc. ........      79,348        2,219,364
  Compuware Corp.*................................     232,366        1,879,841
  Electronic Arts, Inc.*..........................      36,433        2,072,309
  Intuit, Inc.*...................................      48,559        2,230,315
  Mercury Interactive Corp.*......................      57,203        1,990,092
  Microsoft Corp. ................................      84,675        2,176,148
  Novell, Inc.*...................................     304,900        2,323,338
  Oracle Corp.*...................................     166,602        2,112,513
  Parametric Technology Corp.*....................     331,453        2,157,759
  Siebel Systems, Inc.............................     214,110        2,216,038
  Symantec Corp.*.................................     100,660        2,400,741
                                                                 --------------
TOTAL SOFTWARE                                                       32,990,793
                                                                 --------------

  SPECIALTY RETAIL 3.2%
  AutoNation, Inc.*...............................     107,840        2,143,859
  AutoZone, Inc.*.................................      23,731        1,919,838
  Bed Bath & Beyond, Inc.*........................      55,118        2,233,381
  Best Buy Co., Inc. .............................      49,977        2,211,982
  Circuit City Stores, Inc. ......................     137,537        2,446,783
  Home Depot, Inc. ...............................      55,325        2,270,538

See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2005
--------------------------------------------------------------------------------

                                       27                      ANNUAL REPORT

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
  Limited Brands, Inc. ...........................     108,529       $2,171,665
  Lowe's Cos., Inc. ..............................      33,753        2,051,170
  Office Depot, Inc.*.............................      74,276        2,044,818
  OfficeMax, Inc. ................................      67,548        1,892,695
  RadioShack Corp. ...............................      86,568        1,913,153
  Sherwin-Williams Co. ...........................      47,916        2,038,826
  Staples, Inc. ..................................     104,077        2,365,670
  The Gap, Inc. ..................................     122,637        2,119,167
  Tiffany & Co. ..................................      58,461        2,303,364
  TJX Cos., Inc. .................................     104,620        2,252,469
                                                                 --------------
TOTAL SPECIALTY RETAIL                                               34,379,378
                                                                 --------------
  TEXTILES, APPAREL & LUXURY GOODS 1.2%
  Coach, Inc.*....................................      68,640        2,208,835
  Jones Apparel Group, Inc. ......................      79,981        2,181,882
  Liz Claiborne, Inc. ............................      54,291        1,911,043
  NIKE, Inc. -- Class B...........................      28,135        2,364,747
  Reebok International Ltd. ......................      39,098        2,230,541
  V.F. Corp. .....................................      36,457        1,904,878
                                                                 --------------
TOTAL TEXTILES, APPAREL & LUXURY GOODS
                                                                     12,801,926
                                                                 --------------

  THRIFTS & MORTGAGE FINANCE 1.4%
  Countrywide Financial Corp. ....................      62,819        1,995,759
  Federal Home Ln. Mtg. Corp......................      36,982        2,268,846
  Federal Nat'l Mtg. Assn.........................      45,741        2,173,612

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
  Golden West Financial Corp. ....................      35,871       $2,106,704
  MGIC Investment Corp. ..........................      34,203        2,026,186
  Sovereign Bancorp, Inc. ........................      94,579        2,040,069
  Washington Mutual, Inc. ........................      52,310        2,071,476
                                                                 --------------
TOTAL THRIFTS & MORTGAGE FINANCE
                                                                     14,682,652
                                                                 --------------

  TOBACCO 0.6%
  Altria Group, Inc. .............................      30,181        2,265,084
  Reynolds American, Inc. ........................      27,293        2,319,905
  UST, Inc. ......................................      54,519        2,256,541
                                                                 --------------
TOTAL TOBACCO                                                         6,841,530
                                                                 --------------

  TRADING COMPANIES & DISTRIBUTORS 0.2%
  W.W. Grainger, Inc. ............................      34,156        2,287,769
                                                                 --------------
TOTAL TRADING COMPANIES & DISTRIBUTORS
                                                                      2,287,769
                                                                 --------------

  WIRELESS TELECOMMUNICATION SERVICES 0.4%
  ALLTEL Corp. ...................................      34,956        2,162,378
  Sprint Nextel Corp. ............................      86,977        2,027,434
                                                                 --------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES
                                                                      4,189,812
                                                                 --------------
TOTAL COMMON STOCKS
  (Cost $1,047,823,172)...........................                1,069,078,784
                                                                 --------------

See Notes to Financial Statements.

RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2005
--------------------------------------------------------------------------------

                                       28

                                                                         MARKET
                                                      SHARES              VALUE
-------------------------------------------------------------------------------
SHORT TERM INVESTMENTS 0.2%
  Short-Term Investment Co. ......................   2,140,912       $2,140,912
                                                                 --------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $2,140,912)...............................                    2,140,912
                                                                 --------------
TOTAL INVESTMENTS 100.0%
  (Cost $1,049,964,084)...........................                1,071,219,696
                                                                 --------------
OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.0%(A)
                                                                        189,872
                                                                 --------------
NET ASSETS--100.0%                                               $1,071,409,568
-------------------------------------------------------------------------------

(a) Amount represents less than 0.05% of net assets.

 *  Non-Income Producing Security.

See Notes to Financial Statements.

                                       29                      ANNUAL REPORT

STATEMENTS OF ASSETS
AND LIABILITIES                                                 October 31, 2005
--------------------------------------------------------------------------------

                                                                RYDEX S&P
                                           RYDEX RUSSELL            EQUAL
                                              TOP 50 ETF       WEIGHT ETF
                                           -------------   --------------
ASSETS
Investments at market value (Cost
  $139,077,182 and $1,049,964,084,
  respectively)..........................  $137,014,757    $1,071,219,696
Receivables:
  Dividends..............................       116,389           889,640
                                           ------------    --------------
    TOTAL ASSETS.........................   137,131,146     1,072,109,336
                                           ------------    --------------
LIABILITIES
Payables:
  Accrued Management Fees................        45,925           699,768
                                           ------------    --------------
    TOTAL LIABILITIES....................        45,925           699,768
                                           ------------    --------------
NET ASSETS...............................  $137,085,221    $1,071,409,568
                                           ============    ==============
NET ASSETS CONSIST OF:
Paid-in Capital..........................  $139,033,869    $1,055,693,728
Undistributed Net Investment Income......       202,245           569,892
Accumulated Net Realized Gain/(Loss) on
  Investments............................       (88,468)       (6,109,664)
Net Unrealized
  Appreciation/(Depreciation) on
  Investments............................    (2,062,425)       21,255,612
                                           ------------    --------------
NET ASSETS...............................  $137,085,221    $1,071,409,568
                                           ============    ==============
Shares Outstanding (Unlimited Shares
  Authorized), No Par Value..............     1,500,000         6,751,000
                                           ============    ==============
Net Asset Value, Offering Price and
  Repurchase Price Per Share.............  $      91.39    $       158.70
                                           ============    ==============

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS                                    For the Period Ended
                                                                October 31, 2005
--------------------------------------------------------------------------------

                                                               RYDEX S&P
                                             RYDEX RUSSELL         EQUAL
                                               TOP 50 ETF*    WEIGHT ETF
                                             -------------   -----------
INVESTMENT INCOME
  Dividends................................   $   971,677    $12,782,316
                                              -----------    -----------
    Total Income...........................       971,677     12,782,316
                                              -----------    -----------
EXPENSES
  Management Fee...........................        99,610      3,381,391
                                              -----------    -----------
Net Investment Income......................       872,067      9,400,925
                                              -----------    -----------
REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS
Net Realized Gain/(Loss) From:
  Investments..............................       (88,468)    (5,784,906)
  In-kind Redemptions......................       (10,379)    70,272,626
                                              -----------    -----------
    Net Realized Gain/(Loss)...............       (98,847)    64,487,720
Net Change in Unrealized
  Appreciation/(Depreciation) on
  Investments..............................    (2,062,425)       319,080
                                              -----------    -----------
Net Realized and Unrealized Gain/(Loss) on
  Investments..............................    (2,161,272)    64,806,800
                                              -----------    -----------
    NET INCREASE/(DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS............   $(1,289,205)   $74,207,725
                                              ===========    ===========

* The Fund commenced operations on May 4, 2005.

See Notes to Financial Statements.

                                       31                      ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                         RYDEX RUSSELL                RYDEX S&P
                                            TOP 50 ETF            EQUAL WEIGHT ETF
                                      ----------------   -----------------------------------
                                        FOR THE PERIOD
                                          MAY 4, 2005*
                                               THROUGH         YEAR ENDED         YEAR ENDED
                                      OCTOBER 31, 2005   OCTOBER 31, 2005   OCTOBER 31, 2004
                                      ----------------   ----------------   ----------------
OPERATIONS
  Net Investment Income.............    $    872,067      $    9,400,925     $   3,357,469
  Net Realized Gain/(Loss)..........         (98,847)         64,487,720        26,567,768
  Net Change in Unrealized
    Appreciation/ (Depreciation) on
    Investments.....................      (2,062,425)            319,080         2,736,534
                                        ------------      --------------     -------------
  Net Increase/(Decrease) in Net
    Assets Resulting From
    Operations......................      (1,289,205)         74,207,725        32,661,771
                                        ------------      --------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net Investment Income.............        (669,822)         (8,884,060)       (3,196,596)
                                        ------------      --------------     -------------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Sold.........     143,626,041         673,529,856       423,777,066
  Value of Shares Repurchased.......      (4,581,793)       (153,080,243)     (144,741,249)
                                        ------------      --------------     -------------
  Net Increase in Net Assets
    Resulting From Share
    Transactions....................     139,044,248         520,449,613       279,035,817
                                        ------------      --------------     -------------
    Increase in Net Assets..........     137,085,221         585,773,278       308,500,992
NET ASSETS--BEGINNING OF PERIOD.....              --         485,636,290       177,135,298
                                        ------------      --------------     -------------
NET ASSETS--END OF PERIOD+..........    $137,085,221      $1,071,409,568     $ 485,636,290
                                        ============      ==============     =============
+Including Undistributed Net
  Investment Income.................    $    202,245      $      569,892     $     314,137
                                        ============      ==============     =============
CHANGES IN SHARES OUTSTANDING:
  Shares Sold.......................       1,550,000           4,350,000         3,050,000
  Shares Repurchased................         (50,000)         (1,000,000)       (1,050,000)
  Shares Outstanding, Beginning of
    Period..........................              --           3,401,000         1,401,000
                                        ------------      --------------     -------------
  Shares Outstanding, End of
    Period..........................       1,500,000           6,751,000         3,401,000
                                        ============      ==============     =============

* Commencement of investment operations.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          RYDEX RUSSELL
                                                             TOP 50 ETF
                                                       ----------------
                                                         FOR THE PERIOD
                                                           MAY 4, 2005*
                                                                THROUGH
                                                       OCTOBER 31, 2005
                                                       ----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD...............            $91.51
                                                       ----------------
Net Investment Income**..............................              0.79
Net Realized and Unrealized Gain on Investments**....             (0.46)
                                                       ----------------
TOTAL FROM INVESTMENT OPERATIONS.....................              0.33
                                                       ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income................................             (0.45)
                                                       ----------------
NET ASSET VALUE AT END OF PERIOD.....................            $91.39
                                                       ================
TOTAL RETURN***......................................              0.36%
RATIOS/SUPPLEMENTAL DATA:
Net assets at End of Period (000's omitted)..........          $137,085
RATIO TO AVERAGE NET ASSETS OF:
Expenses.............................................              0.20%****
Net Investment Income................................              1.74%****
Portfolio Turnover Rate+.............................                 1%

   *   Commencement of investment operations.
  **   Based on average shares outstanding.
 *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Transaction fees and broker commission charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****   Annualized.
   + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

                                       33                      ANNUAL REPORT

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                  RYDEX S&P EQUAL WEIGHT ETF
                                    ------------------------------------------------------
                                                                            FOR THE PERIOD
                                                                           APRIL 24, 2003*
                                          YEAR ENDED         YEAR ENDED            THROUGH
                                    OCTOBER 31, 2005   OCTOBER 31, 2004   OCTOBER 31, 2003
                                    ----------------   ----------------   ----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD..........................           $142.79            $126.43            $101.03
                                    ----------------   ----------------   ----------------
Net Investment Income**...........              1.73               1.48               0.70
Net Realized and Unrealized Gain
  on Investments**................             15.78              16.30              25.32
                                    ----------------   ----------------   ----------------
TOTAL FROM INVESTMENT
  OPERATIONS......................             17.51              17.78              26.02
                                    ----------------   ----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
Net Investment Income.............             (1.60)             (1.42)             (0.62)
                                    ----------------   ----------------   ----------------
NET ASSET VALUE AT END OF
  PERIOD..........................           $158.70            $142.79            $126.43
                                    ================   ================   ================
TOTAL RETURN***...................             12.29%             14.11%             25.77%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  omitted)........................        $1,071,410           $485,636           $177,135
RATIO TO AVERAGE NET ASSETS OF:
Expenses..........................              0.40%              0.40%              0.40%****
Net Investment Income.............              1.11%              1.09%              1.13%****
Portfolio Turnover Rate+..........                22%                55%                42%

   *   Commencement of investment operations.
  **   Based on average shares outstanding.
 *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Transaction fees and broker commission charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****   Annualized.
   + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS                                   October 31, 2005
--------------------------------------------------------------------------------
1.  ORGANIZATION

Rydex ETF Trust (the "Trust") is an open-ended management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Delaware statutory trust on November 22, 2002. The Trust currently consists of two series, Rydex S&P Equal Weight ETF and Rydex Russell Top 50 ETF (the "Funds"). Rydex S&P Equal Weight ETF commenced operations on April 24, 2003 and Rydex Russell Top 50 ETF commenced operations on May 4, 2005.

The Funds' investment objective is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of an index representing publicly traded equity securities (the "Underlying Index"). The Rydex Russell Top 50 ETF tracks the Russell Top 50 Total Return Index and the Rydex S&P Equal Weight ETF tracks the S&P Equal Weight Total Return Index. The Funds seek to achieve their objective by investing in common stocks that comprise the Underlying Index. The Funds use a "replication" strategy to track the Underlying Index. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index.

The Funds operate as index funds and are not actively managed. Adverse performance of a security in the Funds portfolio will ordinarily not result in the elimination of the security from the Funds portfolio.

The Funds issue and redeem shares on a continuous basis, at net asset value, only in aggregations of 50,000 shares called a "Creation Unit". Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index.

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosures at the date of the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Funds financial statements are reasonable and prudent; however, actual results could differ from these estimates.

A. SECURITY VALUATION

Securities listed on a domestic securities exchange are valued based on the last sale price as of the close of regular trading hours on the New York Stock Exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price.

--------------------------------------------------------------------------------

                                       35                      ANNUAL REPORT

Securities, for which market quotations are not readily available, including investments that are subject to limitations as to their sale, are valued at fair value as determined in good faith by the Board of Trustees. In determining fair value, consideration is given to market conditions, relative benchmarks and other financial data.

B. SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are recorded on the trade date. Realized gains and losses from portfolio fund transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

C. REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with financial institutions. The Funds follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by Rydex Global Advisors, which acts as the Funds investment adviser (the "Advisor"). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Funds, amounts to more than 15% of the Funds net assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant. For the year ended October 31, 2005, the Funds had not engaged in repurchase transactions.

D. FEDERAL INCOME TAXES

The Funds policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of the taxable income to the shareholders within the allowable time limits. Therefore, no provision for Federal income taxes is required.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for in-kind redemptions, income reclassifications from real estate investment trusts and losses deferred due to wash sales.

--------------------------------------------------------------------------------

                                       36

For the year ended October 31, 2005, the Funds realized net capital gains and losses resulting from in-kind redemptions and other transactions. Because gains and losses from in-kind redemptions are not taxable to the Funds, and are not distributed to existing Fund shareholders, the gains and losses are reclassified from accumulated net realized gain/loss to paid-in-capital at the end of the Funds tax year. These reclassifications have no effect on net assets or net asset value per share. The in-kind gains and losses for the year ended October 31, 2005 are disclosed in the Funds' Statement of Operations.

In order to present paid-in-capital, undistributed net investment income and accumulated net realized gain/loss on investments on the statement of assets and liabilities that more closely represent their tax character, certain adjustments have been made to paid-in-capital, undistributed net investment income and accumulated net realized gain/loss, on investments. For the year ended October 31, 2005, the adjustments for the Funds were as follows:

                                                       UNDISTRIBUTED    ACCUMULATED
                                            PAID-IN   NET INVESTMENT   NET REALIZED
                                            CAPITAL           INCOME    GAIN/(LOSS)
                                        -----------   --------------   ------------
Rydex Russell Top 50 ETF..............  $   (10,379)    $      --      $     10,379
Rydex S&P Equal Weight ETF............   70,132,808      (261,110)      (69,871,698)

At October 31, 2005, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains expiring October 31:

                                                             2012        2013
                                                           --------   ----------
Rydex Russell Top 50 ETF.................................  $     --   $   88,468
Rydex S&P Equal Weight ETF...............................   272,282    5,596,230

The tax character of distributable earnings at October 31, 2005 were as follows:

                                                                        RYDEX S&P
                                                    RYDEX RUSSELL    EQUAL WEIGHT
                                                       TOP 50 ETF             ETF
                                                    -------------   -------------
Net Unrealized Appreciation/(Depreciation)........     (2,062,425)     21,042,178
Undistributed Ordinary Income.....................        202,245         542,174
Undistributed Long-term Capital Gains.............             --              --
Capital Loss Carryforwards........................        (88,468)     (5,868,512)
Paid-in Capital...................................    139,033,869   1,055,693,728
                                                    -------------   -------------
Net Assets........................................    137,085,221   1,071,409,568
                                                    =============   =============

--------------------------------------------------------------------------------

                                       37                      ANNUAL REPORT

The tax character of distributions paid during 2005 were as follows:

Ordinary Income...................................        669,822       8,884,060
Long-term Capital Gain............................             --              --
Return of Capital.................................             --              --
                                                    -------------   -------------
Total Distributions...............................        669,822       8,884,060
                                                    =============   =============

The tax character of distributions paid during 2004 were as follows:

Ordinary Income...................................             --       3,196,596
Long-term Capital Gain............................             --              --
Return of Capital.................................             --              --
                                                    -------------   -------------
Total Distributions...............................             --       3,196,596
                                                    =============   =============
Tax Cost Basis of Securities......................    139,077,182   1,050,177,518
Gross Tax Unrealized Appreciation.................      3,628,085      77,860,728
Gross Tax Unrealized Depreciation.................     (5,690,510)    (56,818,550)
                                                    -------------   -------------
Net Tax Unrealized Appreciation/(Depreciation) on
  Investments.....................................     (2,062,425)     21,042,178
                                                    =============   =============

E. DIVIDENDS AND DISTRIBUTIONS

The Funds declare and pay dividends from net investment income and distribute from net realized capital gains at least annually.

F. RISK AND UNCERTAINTIES

The Trust invests in various investments which are exposed to risk, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect amounts reported in the financial statements. The Rydex Russell Top 50 ETF is a non-diversified fund, subjecting it to a greater risk than funds that are diversified.

3.  ADVISORY, ADMINISTRATION AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor determines the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and periodically adjusts the composition of the portfolio of the Funds to conform to changes in the composition of the relevant index. For these services, the Advisor receives an advisory fee at the annual rate of 0.20% and 0.40% of the average daily net assets of the Rydex Russell Top 50 ETF and the Rydex S&P Equal Weight ETF, respectively.

--------------------------------------------------------------------------------

                                       38

Under an Administration agreement, State Street Bank and Trust Company (the "Administrator") provides various administrative and accounting services for the maintenance and operations of the Funds (Bank of New York was the Administrator for the Rydex S&P Equal Weight ETF until August 31, 2005). Under a Custodian Agreement with the Trust, the Administrator maintains in separate accounts cash, securities and other assets of the Trust and the Funds, keeps all necessary accounts and records, and provides other services. The Administrator is required, upon the order of the Trust, to deliver securities held by the Custodian and to make payments for securities purchased by the Trust for the Funds. Pursuant to a Transfer Agency and Service Agreement with the Trust, the Administrator acts as a transfer agent for the Trust's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. The Advisor compensates the Administrator directly for the foregoing services.

The Advisor pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services except interest, taxes, brokerage commissions, and other expenses connected with the execution of portfolio transactions, any future distribution fees or expenses and extraordinary expenses.

The Funds have adopted a Distribution Plan (the "Plan") that allows the Funds to pay distribution fees to Rydex Distributors, Inc. (the "Distributor") and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor will, in turn, pay the Service Provider out of its fees. No such fee is currently charged to the Funds.

4.  CAPITAL

At October 31, 2005, there were an unlimited number of no par value shares of beneficial interest authorized. There is a minimum transaction fee of $500 and $2,000 for Rydex Russell Top 50 ETF and Rydex S&P Equal Weight ETF, respectively, per transaction to those persons purchasing or redeeming Creation Units. An additional charge of up to three times the standard transaction fee may be imposed for purchases and redemptions effected outside the National Securities Clearing Corporation usual clearing process or for cash. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date.

--------------------------------------------------------------------------------

                                       39                      ANNUAL REPORT

5.  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments, U.S. government and government agency obligations) for Rydex Russell Top 50 ETF and Rydex S&P Equal Weight ETF aggregated $176,344 and $81,449, respectively, and $178,375,536 and $179,410,838, respectively, for the year ended October 31, 2005. There were no purchases or sales of U.S. government or government agency obligations for the year ended October 31, 2005.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Rydex ETF Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Rydex S&P Equal Weight ETF and the Russell Top 50 ETF (the Rydex ETF Trust, hereafter referred to as the "Funds") at October 31, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
December 20, 2005

                                       41                      ANNUAL REPORT

SUPPLEMENTAL INFORMATION (Unaudited)
--------------------------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION

100% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction and as qualified dividend income.

In January 2006, you will be advised on IRS Form 1099-DIV or substitute 1099-DIV as to the federal tax status of the distributions received by you in the calendar year 2005.

                               RYDEX INVESTMENTS
         BOARD REVIEW AND APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 (the "1940 Act") requires that the initial approval of, as well as the continuation of, a fund's investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund's trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the "SEC") takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve an investment advisory agreement.

Consistent with these responsibilities, the Rydex ETF Trust Board of Trustees (the "Board") calls and holds one meeting each year that is dedicated to considering whether to renew the investment advisory agreement between Rydex ETF Trust (the "Trust") and PADCO Advisors II, Inc., which does business under the name Rydex Investments ("Rydex Investments") (the "Advisory Agreement") with respect to existing funds in the Trust, including the funds discussed in this Annual Report (each a "Fund" and collectively, the "Funds"), and to reviewing certain other agreements pursuant to which Rydex Investments provides investment advisory services to certain other registered investment companies. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by Rydex Investments, including information about Rydex Investments' affiliates, personnel and operations. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and performance. The Board also receives a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of investment advisory agreements. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of fund management, if necessary, and participate in question and answer sessions with representatives of Rydex Investments.

--------------------------------------------------------------------------------

                                       42

At a meeting held on August 28 and 29, 2005, the Board approved the selection of Rydex Investments and the continuance of the Advisory Agreement for an additional one-year period, based on its review of qualitative and quantitative information provided by Rydex Investments. The Board's approval of the Advisory Agreement was based on consideration and evaluation of a variety of specific factors discussed at that meeting and at prior meetings, including:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY RYDEX INVESTMENTS

The Board reviewed the scope of services to be provided by Rydex Investments under the Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by Rydex Investments for the past year and the scope of services required to be provided by Rydex Investments for the upcoming year. In reviewing the scope of services provided to the Funds by Rydex Investments, the Board reviewed and discussed Rydex Investments' investment experience, noting that Rydex Investments and its affiliates have committed significant resources over time to the support of the Funds. The Board also considered Rydex Investments' compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that Rydex Investments provides information regarding the portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. In addition to the above considerations, the Board reviewed and considered Rydex Investments' investment processes and strategies, and matters related to Rydex Investments' portfolio transaction policies and procedures. The Board further noted that the Funds have met their investment objectives consistently since their relevant inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by Rydex Investments to the Funds under the Advisory Agreement were appropriate and continued to support the Board's original selection of Rydex Investments as investment adviser to the Funds.

FUND EXPENSES AND PERFORMANCE OF THE FUNDS AND RYDEX INVESTMENTS

The Board reviewed statistical information prepared by Rydex Investments regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund. In addition, the Board reviewed statistical information prepared by Rydex Investments relating to the performance of each Fund, as well as each Fund's ability to successfully track its benchmark over time, and a comparison of each Fund's performance to appropriate indices/benchmarks, in light of total return, yield and market trends. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the

--------------------------------------------------------------------------------

                                       43                      ANNUAL REPORT

Funds, as managed by Rydex Investments, were satisfactory for the purposes of approving the continuance of the Advisory Agreement.

COSTS OF SERVICES PROVIDED TO THE FUNDS AND PROFITS REALIZED BY RYDEX INVESTMENTS AND ITS AFFILIATES

The Board reviewed information about the profitability of the Funds to Rydex Investments based on the advisory fees payable under the Advisory Agreement for the last calendar year. Rydex Investments also presented the Board with material discussing its methodology for determining the level of advisory fees assessable to the Funds. The Board analyzed the Funds' expenses, including the investment advisory fees paid to Rydex Investments. The Board also reviewed information regarding direct revenue received by Rydex Investments and ancillary revenue received by Rydex Investments and/or its affiliates in connection with the services provided to the Funds by Rydex Investments (as discussed below). The Board also discussed Rydex Investments' profit margin as reflected in Rydex Investments' profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by Rydex Investments and its affiliates under the Advisory Agreement and from other relationships between the Funds and Rydex Investments and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds' profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds' asset levels. The Board noted that the Advisory Agreement for the Funds did not provide for any breakpoints in the investment advisory fee rates as a result of increases in the asset levels of such Funds. However, the Board further noted that possible future economies of scale had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. The Board also reviewed Rydex Investments' historic profitability as investment adviser to the Funds and determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that there are limited economies of scale to share with the Funds' shareholders.

OTHER BENEFITS TO RYDEX INVESTMENTS AND/OR ITS AFFILIATES

The Board noted that Rydex Investments reports its use of soft dollars to the Board on a quarterly basis, as well as any portfolio transactions on behalf of the Funds placed

--------------------------------------------------------------------------------

                                       44

through an affiliate of the Funds or Rydex Investments pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds' shareholders.

Based on the above analysis, the Board determined that the Advisory Agreement, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to continue the Advisory Agreement.

--------------------------------------------------------------------------------

                                       45                      ANNUAL REPORT

PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures is available, without charge and upon request, by calling (800) 820-0888. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 820-0888; or
(ii) accessing the Funds' Form N-PX on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at . The Funds' Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

INFORMATION ON THE BOARD OF TRUSTEES
AND OFFICERS
--------------------------------------------------------------------------------

                                       46

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling (800) 820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEES AND OFFICERS

                                  LENGTH OF SERVICE
   NAME, POSITION AND                 AS TRUSTEE               NUMBER OF FUNDS
     YEAR OF BIRTH                   (YEAR BEGAN)                 OVERSEEN
------------------------  ----------------------------------   ---------------
CARL G. VERBONCOEUR*          Rydex Series Funds - 2004              110
Trustee, President           Rydex Variable Trust - 2004
(1952)                        Rydex Dynamic Funds - 2004
                                Rydex ETF Trust - 2004
                          Rydex Capital Partners SPhinX Fund
                                        - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Executive Officer of Rydex Fund Services, Inc., PADCO Advisors, Inc., PADCO Advisors II, Inc., and Rydex Distributors, Inc. (2003 to present); Executive Vice President of Rydex Fund Services, Inc. (2000 to 2003); Vice President of Rydex Fund Services, Inc. and Rydex Distributors, Inc. (1997 to 2000)

                                ---------------

MICHAEL P. BYRUM*             Rydex Series Funds - 2005              110
Trustee, Vice President      Rydex Variable Trust - 2005
and Secretary (1970)          Rydex Dynamic Funds - 2005
                                Rydex ETF Trust - 2005
                          Rydex Capital Partners SPhinX Fund
                                        - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Secretary of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to present); President of Rydex Global Advisors (2004 to present); Chief Operating Officer of Rydex Global Advisors and Rydex Distributors, Inc. (2003 to 2004)

--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

                                  LENGTH OF SERVICE
   NAME, POSITION AND                 AS TRUSTEE                  NUMBER OF
     YEAR OF BIRTH                   (YEAR BEGAN)              FUNDS OVERSEEN
------------------------  ----------------------------------   ---------------
COREY A. COLEHOUR             Rydex Series Funds - 1993              110
Trustee (1945)               Rydex Variable Trust - 1998
                              Rydex Dynamic Funds - 1999
                                Rydex ETF Trust - 2003
                          Rydex Capital Partners SPhinX Fund
                                        - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Senior Vice President of Marketing/Co-Owner, Schield Management Company

                                ---------------

J. KENNETH DALTON             Rydex Series Funds - 1995              110
Trustee (1941)               Rydex Variable Trust - 1998
                              Rydex Dynamic Funds - 1999
                                Rydex ETF Trust - 2003
                          Rydex Capital Partners SPhinX Fund
                                        - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and Investor, The Dalton Group

                                ---------------

INFORMATION ON THE BOARD OF TRUSTEES
AND OFFICERS
--------------------------------------------------------------------------------

                                       47                      ANNUAL REPORT

JOHN O. DEMARET               Rydex Series Funds - 1997              110
Trustee (1940)               Rydex Variable Trust - 1998
                              Rydex Dynamic Funds - 1999
                                Rydex ETF Trust - 2003
                          Rydex Capital Partners SPhinX Fund
                                        - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS:  Retired

                                ---------------

                                  LENGTH OF SERVICE
NAME, POSITION AND                    AS TRUSTEE               NUMBER OF FUNDS
YEAR OF BIRTH                        (YEAR BEGAN)                 OVERSEEN
------------------------  ----------------------------------   ---------------
WERNER E. KELLER              Rydex Series Funds - 2005              110
Trustee (1940)               Rydex Variable Trust - 2005
                              Rydex Dynamic Funds - 2005
                                Rydex ETF Trust - 2005
                          Rydex Capital Partners SPhinX Fund
                                        - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

                                ---------------

THOMAS F. LYDON, JR.          Rydex Series Funds - 2005              110
Trustee (1960)               Rydex Variable Trust - 2005
                              Rydex Dynamic Funds - 2005
                                Rydex ETF Trust - 2005
                          Rydex Capital Partners SPhinX Fund
                                        - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS:  President, Global Trends
Investments

                                ---------------

PATRICK T. MCCARVILLE         Rydex Series Funds - 1997              110
TRUSTEE (1942)               Rydex Variable Trust - 1998
                              Rydex Dynamic Funds - 1999
                                Rydex ETF Trust - 2003
                          Rydex Capital Partners SPhinX Fund
                                        - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer, Par Industries, Inc.

                                ---------------

ROGER SOMERS TRUSTEE          Rydex Series Funds - 1993              110
(1944)                       Rydex Variable Trust - 1998
                              Rydex Dynamic Funds - 1999
                                Rydex ETF Trust - 2003
                          Rydex Capital Partners SPhinX Fund
                                        - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS:  Owner, Arrow Limousine

--------------------------------------------------------------------------------

EXECUTIVE OFFICERS

   NAME, POSITION AND                    PRINCIPAL OCCUPATIONS
      YEAR OF BIRTH                      DURING PAST FIVE YEARS
-------------------------  --------------------------------------------------
NICK BONOS*                Vice President and Treasurer of Rydex Series
Vice President and         Funds, Rydex Variable Trust, Rydex Dynamic Funds,
Treasurer (1963)           Rydex ETF Trust, and Rydex Capital Partners SPhinX
                           Fund (2003 to present); Senior Vice President of
                           Rydex Fund Services, Inc. (2003 to present); Vice
                           President of Accounting of Rydex Fund Services,
                           Inc. (2000 to 2003)
JOANNA M. HAIGNEY*         Chief Compliance Officer Rydex Series Funds, Rydex
Chief Compliance Officer   Variable Trust, and Rydex Dynamic Funds (2004 to
and Assistant Secretary    present); Assistant Secretary of Rydex Series
(1967)                     Funds, Rydex Variable Trust, and Rydex Dynamic
                           Funds (2000 to present); Assistant Secretary of
                           Rydex ETF Trust (2002 to present); Secretary of
                           Rydex Capital Partners SPhinX Fund, (2003 to
                           present); Vice President of Compliance of Rydex
                           Fund Services, Inc. (2000 to present)

* Officers of the fund are deemed to be "interested persons" of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with the Advisor.

--------------------------------------------------------------------------------

The Funds' Statement of Additional Information contains additional information about the Trustees and Officers and is available, without charge, upon request, by calling (800) 207-3390.

INVESTMENT ADVISOR
Rydex Investments

ADMINISTRATOR
State Street Bank and Trust Company

CUSTODIAN
State Street Bank and Trust Company

TRANSFER AGENT
State Street Bank and Trust Company

DISTRIBUTOR
Rydex Distributors, Inc.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
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[RYDEXINVESTMENTS LOGO]
ESSENTIAL FOR MODERN MARKETS(TM)
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9601 Blackwell Road - Suite 500 - Rockville, MD 20850
www.rydexinvestments.com - 800.820.0888

ETF-ANN 1205 X1206



                                                                       [GRAPHIC]
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ITEM 2. CODE OF ETHICS.

The Board of Trustees of the Trust has adopted a Combined Code of Ethics (the "Code") pursuant to Rule 17j-1 under the 1940 Act. The Advisor and Distributor are also covered by the Code. The Code applies to the personal investing activities of trustees, directors, officers, and certain employees ("access persons"). Rule 17j-1 and the Code are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. No substantive amendments were approved or waivers were granted to the Code during the period covered by this report. The Code is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

While the members of the audit committee have many years of experience in business and finance, including working with fund financial statements and auditors, they do not feel that the background and experience of any single member would meet the qualifications necessary to be a "financial expert" as that term is defined by the Securities and Exchange Commission. Nonetheless, the committee has determined that, together, its collective financial experience and expertise makes an individual financial expert unnecessary at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)-(d) The aggregate Audit Fees billed by PricewaterhouseCoopers LLP ("PWC"), the Trust's principal accountant, for the audit of the annual financial statements in connection with statutory and regulatory filings for the fiscal years ended October 31, 2005 and October 31, 2004 were $32,400 and $21,200, respectively. The aggregate Tax Fees billed by PWC for professional services rendered for tax compliance, tax advice, and tax planning, including preparation of tax returns and distribution assistance, for the fiscal years ended October 31, 2005 and December 31, 2004 were $30,000 and $14,840, respectively.

(e) The audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such service is required between regularly scheduled audit committee meetings, the chairman of the audit committee, J. Kenneth Dalton, is authorized to pre-approve the service with full committee approval at the next scheduled meeting. There


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shall be no waivers of the pre-approval process. No services described in
(b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     Not applicable.

(g)     Not applicable.

(h)     Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Rydex ETF Trust has a separate designated audit committee, which consists of the independent trustees. The audit committee members are J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, Corey A. Colehour and Roger Somers.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation on January 9, 2006, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex ETF Trust (the "Trust") believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Global Advisors ("RGA"), the investment advisor and manager of the Trust, and State Street Bank and Trust Company (the "Administrator"), the administrator of the Trust, or Rydex Distributors, Inc. ("RD"), which acts as distributor for the Trust, including disclosure


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controls and procedures (as defined in Rule 30a-3(c) under the Investment
Company Act of 1940) which would have adversely affected the ability of the Trust, the Administrator or RGA on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Trust have identified no material weaknesses in such internal controls on behalf of the Trust.

There was no fraud, whether or not material, involving officers or employees of RGA, the Administrator, RD or the Trust who have a significant role in the Trust's internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the advisor or the officers of the Trust, including its President and Treasurer.

(b) There were no significant changes in the Trust's and RGA's internal controls over financial reporting, including disclosure controls and procedures (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b) A certification by the registrant's President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.


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                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                Rydex ETF Trust
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By (Signature and Title)*   /s/ Carl G. Verboncoeur
                       ---------------------------------------------------------
                            Carl G. Verboncoeur, President

Date     January 9, 2006
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Carl G. Verboncoeur
                         -------------------------------------------------------
                             Carl G. Verboncoeur, President

Date     January 9, 2006
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By (Signature and Title)*  /s/ Nick Bonos
                         -------------------------------------------------------
                           Nick Bonos, Vice President and Treasurer

Date     January 9, 2006
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* Print the name and title of each signing officer under his or her signature.